As filed with the Securities and Exchange Commission on June 8, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 – March 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

Tributary Funds
®
Annual Report
March 31, 2023
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member
FINRA. Northern Lights Distributors, LLC (the “Distributor”) and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Annual Report 2023
Table of Contents
Management Discussion and Analysis 4
Schedules of Portfolio Investments 16
Statements of Assets and Liabilities 38
Statements of Operations 40
Statements of Changes in Net Assets 42
Financial Highlights 44
Notes to Financial Statements 46
Report of Independent Registered Public Accounting Firm 55
Additional Fund Information 56
Directors and Officers 59

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2023

Investment Objective
The Tributary Short-Intermediate Bond Fund seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital and reduced price volatility.
Manager Commentary
The story of the past 12 months begins and ends with the Federal Reserve, with inflation as the antagonist. With headline CPI over 8%, the Fed finally raised its target overnight rate by 25 basis points (bps) in March 2022, to a range of 0.25%-0.50%. Over the subsequent year, the Fed raised rates at every single meeting and made it abundantly clear that bringing down inflation was the objective. By the end of the fiscal year in March 2023, the Fed had raised its target rate by 450 bps, the most rapid increase in the fed funds rate since Paul
Volcker ran the Fed in the early 1980s. The reason for the hurried approach was of course inflation, which remained well above the Fed’s 2% target, even though it began to trend lower in the back half of the year. Somewhat surprisingly, in the face of historically swift monetary tightening the economy performed relatively well. Consumer spending decelerated but remained healthy and confidence surveys showed resilience. The labor market was without question the bright spot as monthly job gains from the Establishment survey averaged 350,000 over the past year and the unemployment rate ended the period at 3.6%. Business spending and housing-related activity were the weak links in the economy, as industrial production figures slowed meaningfully, and home builder sentiment dropped to the lowest level since the depths of the pandemic in early 2020. While the real economy held its own, the financial economy was under stress. As the old Wall Street adage goes, the Fed raises rates until something breaks—and it may have happened at the end of the fiscal year. Indeed, Silicon Valley Bank (SVB) and Signature
Bank both failed in March, with SVB being one of the largest bank failures in history (surpassed only by Washington Mutual during the global financial crisis in 2008). As the Federal Reserve drove short-term yields higher, the US
Treasury curve flattened further and inverted to historically negative levels.
The 2-year yield rose 169 bps to close at 4.03% while the 10-year yield rose
113 bps to end at 3.47%.
As in the previous year, the largest driver of return in the fixed income market over the last 12 months was the significant move higher in bond yields. As yields rose, the U.S. Treasury Index fell 4.5% for the year. The best performing area in fixed income was the corporate bond market, which eked out a positive excess return over similar-maturity treasuries of +0.27%. This masks some divergence within the sector however, as financial bonds underperformed on the heels of the SVB-induced banking crisis, while industrial corporates performed quite well. All other sectors underperformed US Treasuries, with
ABS posting a -0.5% excess return (loss), agency CMBS with a -0.46% excess return, agency MBS at -2.15% and non-agency CMBS coming in last with a -2.46% excess return. Contrary to the previous year, Treasury Inflation
Protected Securities (TIPS) underperformed their nominal counterparts over the prior 12-months as inflation expectations fell and real yields rose.
The Tributary Short-Intermediate Bond Fund returned +.05% (net,
Institutional Plus) for the year ended March 31, 2023, compared to +.26%
for the Bloomberg U.S. Government/Credit 1-3 Year Index. The Fund
underperformed the benchmark this year due primarily to our sector allocation decision and overweight exposure to the non-agency CMBS and ABS sectors.
The non-agency sectors underperformed as liquidity in the market was strained and concerns grew about the fundamental outlook for the commercial real-
estate sector. On the positive side, our yield advantage over the benchmark contributed positively to return, as did our curve positioning due to our underweight exposure to the 2-year portion of the curve.
During the year we increased the Fund’s allocation to the U.S. Treasury sector, given our view that caution and prudence were appropriate. We reduced our exposure to the structured product market, primarily due to paydowns in the RMBS and CMBS sectors that were reinvested in other areas. We also allowed our exposure to the corporate credit market to decline with bond calls and maturities, as spreads didn’t offer a compelling value proposition for significant new additions. With respect to specific activity worth mentioning, we purchased several new-issue equipment loan ABS securities. The shorter-
average life profile, strong credit characteristics, and attractive spreads on offer made for compelling investments. In terms of credit quality there was no significant change during the year, as the Fund maintained a Aa2 weighted average credit rating.
As the fiscal year closed, the divergence between the market’s and the Fed’s assessment of the economic and policy outlook could hardly have been larger. The market is pricing nearly 75bps of rate cuts by December, even as the Federal Reserve’s dot plot (released after the SVB failure) indicates their intention to hold rates steady thru the end of the year. There is similar divergence of opinion within the market concerning the trajectory of inflation and the real economy, with good arguments and data points on both sides.
Given recent events in the banking sector and the inevitable tightening in lending conditions, we would be more sympathetic to the weaker growth/
lower inflation camp; but that is not a terribly high-conviction belief. As such we are still relatively cautious and aligned more risk-neutral with respect to our benchmarks.
In terms of portfolio positioning, we are neutral to the benchmark with respect to duration as the likelihood of higher or lower yields is still balanced in our estimation. Following the widening in March, spread sector valuations remain on the cheaper side from a historical perspective, but the potential for significant underperformance in a recessionary environment leaves us guarded. We believe that patience now could pay solid dividends over the coming months. With regards to sector allocation, we remain underweight the traditional U.S. government sectors and continue to allow our agency MBS exposure to roll off. The non-agency securitized sectors remain our biggest overweight relative to the benchmark. While we continue to be comfortable with our holdings in this space given strong collateral and credit enhancements, the macro and sector-specific headwinds are real and growing. As such our performance expectations have dimmed somewhat, and we may look to reduce exposure opportunistically over the coming months. In the corporate credit sector, we continue to hold a slight overweight, primarily in the industrial subsector, with a neutral exposure to financials and an underweight in the utility subsector.

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2023

As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.
Return of a $10,000 Investment as of March 31, 2023
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2022. Net expense ratios are net of contractual waivers which are in effect through August 1, 2023.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2013. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays 1-3
Year U.S. Government/Credit Index is a broad based benchmark that measures the non-securitized component of the U.S. Aggregate Index. Bloomberg
Barclays U.S. Government/Credit 1-5 Year Index is an unmanaged index which measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2023
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
U.S. Treasury Securities 27.8%
Corporate Bonds 27.0%
Asset Backed Securities 20.0%
Non-Agency Commercial Mortgage Backed Securities 13.3%
Non-Agency Residential Mortgage Backed Securities 6.6%
U.S. Government Mortgage Backed Securities 2.0%
Short-Term Investments 1.6%
Municipals 1.2%
Exchange Traded Fund 0.4%
Preferred Stocks 0.1%
100.0%
Portfolio Analysis as of March 31, 2023
(Portfolio composition is subject to change)
Weighted Average to Maturity: 4.3 years
Average Annual Total Returns for the Year Ended March 31, 2023*
1 Year 5 Year 10 Year
Tributary Short-Intermediate Bond Fund
— Institutional Class -0.13% 1.17% 1.11%
Bloomberg Barclays 1-3 Year US
Government/Credit Index 0.26% 1.26% 1.01%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index -0.33% 1.32% 1.13%
Prospectus Expense Ratio (Gross/Net)† 1.09% 0.64%
Expense Ratio for the Year Ended March
31, 2023 (Gross/Net) 1.28% 0.65%
1 Year 5 Year 10 Year
Tributary Short-Intermediate Bond Fund
— Institutional Plus Class 0.05% 1.36% 1.33%
Bloomberg Barclays 1-3 Year US
Government/Credit Index 0.26% 1.26% 1.01%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index -0.33% 1.32% 1.13%
Prospectus Expense Ratio (Gross/Net)† 0.72% 0.48%
Expense Ratio for the Year Ended March
31, 2023 (Gross/Net) 0.74% 0.48%

INCOME FUND (Unaudited)
Annual Report 2023

Investment Objective
The Tributary Income Fund seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.
Manager Commentary
The story of the past 12 months begins and ends with the Federal Reserve, with inflation as the antagonist. With headline CPI over 8%, the Fed finally raised its target overnight rate by 25 basis points (bps) in March 2022, to a range of 0.25%-0.50%. Over the subsequent year, the Fed raised rates at every single meeting and made it abundantly clear that bringing down inflation was the objective. By the end of the fiscal year in March 2023, the Fed had raised its target rate by 450 bps, the most rapid increase in the fed funds rate since Paul
Volcker ran the Fed in the early 1980s. The reason for the hurried approach was of course inflation, which remained well above the Fed’s 2% target, even though it began to trend lower in the back half of the year. Somewhat surprisingly, in the face of historically swift monetary tightening the economy performed relatively well. Consumer spending decelerated but remained healthy and confidence surveys showed resilience. The labor market was without question the bright spot as monthly job gains from the Establishment survey averaged 350,000 over the past year and the unemployment rate ended the period at 3.6%. Business spending and housing-related activity were the weak links in the economy, as industrial production figures slowed meaningfully, and home builder sentiment dropped to the lowest level since the depths of the pandemic in early 2020. While the real economy held its own, the financial economy was under stress. As the old Wall Street adage goes, the Fed raises rates until something breaks—and it may have happened at the end of the fiscal year. Indeed, Silicon Valley Bank (SVB) and Signature
Bank both failed in March, with SVB being one of the largest bank failures in history (surpassed only by Washington Mutual during the global financial crisis in 2008). As the Federal Reserve drove short-term yields higher, the US
Treasury curve flattened further and inverted to historically negative levels.
The 2-year yield rose 169 bps to close at 4.03% while the 30-year yield rose
120 bps to end at 3.65%.
As in the previous year, the largest driver of return in the fixed income market over the last 12 months was the significant move higher in bond yields. As yields rose, the U.S. Treasury Index fell 4.5% for the year. The best performing area in fixed income was the corporate bond market, which eked out a positive excess return over similar-maturity treasuries of +0.27%. This masks some divergence within the sector however, as financial bonds underperformed on the heels of the SVB-induced banking crisis, while industrial corporates performed quite well. All other sectors underperformed U.S. Treasuries, with
ABS posting a -0.5% excess return (loss), agency CMBS with a -0.46% excess return, agency MBS at -2.15%, and non-agency CMBS coming in last with a -2.46% excess return. Contrary to the previous year, Treasury Inflation
Protected Securities (TIPS) underperformed their nominal counterparts over the prior 12-months as inflation expectations fell and real yields rose.
The Tributary Income Fund returned -4.68% (net, Institutional Plus) for the year ended March 31, 2023, compared to -4.78% for the Bloomberg US
Aggregate Bond Index. The Fund outperformed the benchmark this year due primarily to our lower duration exposure which benefitted as yields rose. The
Fund’s yield curve positioning was also a positive contributor given our lower exposure to the 2-5 year portion of the curve, while our yield advantage over the benchmark continued to generate positive excess return. Lastly, security selection was a modest positive as bonds in the industrial corporate and CMBS sectors outperformed their respective peer groups. On the negative side, our sector allocation decision was the largest detractor from performance, mostly due to our overweight exposure to the non-agency CMBS and RMBS sectors
(although our underweight to the agency MBS sector was a benefit). The non-
agency sectors underperformed as liquidity in the market was strained and concerns grew about the fundamental outlook for the commercial real-estate sector.
During the year we increased the Fund’s allocation to the U.S. Treasury and Agency MBS sectors, given our view that caution and prudence were appropriate. We reduced our exposure to the structured product market, primarily due to paydowns in the RMBS and CMBS sectors that were reinvested in other areas. We also allowed our exposure to the corporate credit market to decline with bond calls and maturities, as spreads didn’t offer a compelling value proposition for significant new additions. There were no specific transactions worth highlighting, other than our purchases of several specified agency MBS passthroughs. In terms of credit quality there was no significant change during the year, as the Fund maintained a Aa2 weighted average credit rating.
As the fiscal year closed, the divergence between the market’s and the Fed’s assessment of the economic and policy outlook could hardly have been larger. The market is pricing nearly 75bps of rate cuts by December, even as the Federal Reserve’s dot plot (released after the SVB failure) indicates their intention to hold rates steady thru the end of the year. There is similar divergence of opinion within the market concerning the trajectory of inflation and the real economy, with good arguments and data points on both sides.
Given recent events in the banking sector and the inevitable tightening in lending conditions, we would be more sympathetic to the weaker growth/
lower inflation camp; but that is not a terribly high-conviction belief. As such we are still relatively cautious and aligned more risk-neutral with respect to our benchmarks.
In terms of portfolio positioning, we remain neutral to the benchmark with respect to duration as the likelihood of higher or lower yields is still balanced in our estimation. Following the widening in March, spread sector valuations remain on the cheaper side from a historical perspective, but the potential for significant underperformance in a recessionary environment leaves us guarded. We believe that patience now could pay solid dividends over the coming months. With regards to sector allocation, we remain underweight the traditional U.S. government sectors and the agency MBS space, although we have reduced our underweight to the latter and would expect to continue adding as spreads remain relatively wide. The non-agency securitized sectors remain our biggest overweight relative to the benchmark. While we continue to be comfortable with our holdings in this space given strong collateral and credit enhancements, the macro and sector-specific headwinds are real and growing. As such our performance expectations have dimmed somewhat, and we may look to reduce exposure opportunistically over the coming months. In the corporate credit sector, we continue to hold a slight overweight, primarily

INCOME FUND (Unaudited)
Annual Report 2023

in the industrial subsector, with a neutral exposure to financials and an underweight in the utility subsector.
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.
Return of a $10,000 Investment as of March 31, 2023
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2022. Net expense ratios are net of contractual waivers which are in effect through August 1, 2023.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2013. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays
U.S. Aggregate Bond Index is an unmanaged index and covers the USD-
denominated, investment-grade, fixed-rate, taxable bond market of SEC-
registered securities. The index includes bonds from the Treasury, Government
Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs),
ABS and CMS sectors. The index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2023
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
U.S. Treasury Securities 28.7%
Corporate Bonds 24.7%
U.S. Government Mortgage Backed Securities 22.0%
Asset Backed Securities 8.2%
Non-Agency Residential Mortgage Backed Securities 8.0%
Non-Agency Commercial Mortgage Backed Securities 5.9%
Municipals 1.2%
Short-Term Investments 0.8%
Exchange Traded Fund 0.5%
100.0%
Portfolio Analysis as of March 31, 2023
(Portfolio composition is subject to change)
Weighted Average to Maturity: 12.4 years
Average Annual Total Returns for the Year Ended March 31, 2023*
1 Year 5 Year 10 Year
Tributary Income Fund — Institutional
Class -4.81% 0.73% 1.37%
Bloomberg Barclays U.S. Aggregate Bond
Index -4.78% 0.91% 1.36%
Prospectus Expense Ratio (Gross/Net)† 1.56% 0.63%
Expense Ratio for the Year Ended March
31, 2023 (Gross/Net) 1.79% 0.63%
1 Year 5 Year 10 Year
Tributary Income Fund — Institutional
Plus Class -4.68% 0.89% 1.52%
Bloomberg Barclays U.S. Aggregate Bond
Index -4.78% 0.91% 1.36%
Prospectus Expense Ratio (Gross/Net)† 0.83% 0.50%
Expense Ratio for the Year Ended March
31, 2023 (Gross/Net) 0.85% 0.51%

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2023

Investment Objective
The Tributary Nebraska Tax-Free Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.
Manager Commentary
The story of the past 12 months begins and ends with the Federal Reserve, with inflation as the antagonist. With headline CPI over 8%, the Fed finally raised its target overnight rate by 25 basis points (bps) in March 2022, to a range of 0.25%-0.50%. Over the subsequent year, the Fed raised rates at every single meeting and made it abundantly clear that bringing down inflation was the objective. By the end of the fiscal year in March 2023, the Fed had raised its target rate by 450 bps, the most rapid increase in the fed funds rate since Paul
Volcker ran the Fed in the early 1980s. The reason for the hurried approach was of course inflation, which remained well above the Fed’s 2% target, even though it began to trend lower in the back half of the year. Somewhat surprisingly, in the face of historically swift monetary tightening the economy performed relatively well. Consumer spending decelerated but remained healthy and confidence surveys showed resilience. The labor market was without question the bright spot as monthly job gains from the Establishment survey averaged
350,000 over the past year and the unemployment rate ended the period at
3.6%. Business spending and housing-related activity were the weak links in the economy, as industrial production figures slowed meaningfully, and home builder sentiment dropped to the lowest level since the depths of the pandemic in early 2020. While the real economy held its own, the financial economy was under stress. As the old Wall Street adage goes, the Fed raises rates until something breaks—and it may have happened at the end of the fiscal year. Indeed, Silicon Valley Bank (SVB) and Signature Bank both failed in March, with SVB being one of the largest bank failures in history (surpassed only by Washington Mutual during the global financial crisis in 2008). As the
Federal Reserve drove short-term yields higher, the BVAL AAA municipal curve flattened significantly and inverted on the front end. The 1-year yield rose 93 bps to close at 2.45%, while the 10-year yield rose only 4 bps to end at
2.26%. Due to the technical supply/demand nature of the tax-exempt market, the longer-end of the municipal curve steepened, as the 30-year yield rose by
77 bps close at 3.31%.
The primary return drivers in the municipal market for the past year were maturity and credit quality. Longer maturities suffered losses as longer-term yields rose, while lower-rated issuers also saw their yields rise as quality was in demand. The BBB index lost -1.32% last year, while the AA index rose by 0.58%. In terms of sector performance, general obligation (GO) bonds outperformed revenue debt, and within the revenue space, higher beta issuers such as hospitals and housing authorities performed the worst, while electric utilities were among the best.
The Tributary Nebraska Tax-Free Fund returned 0.91% (net, Institutional Plus)
for the year ended March 31, 2023 compared to 1.61% for the Bloomberg 1-15
Year Municipal Blend Index. The majority of the Fund’s underperformance over the past twelve-month period was due to our yield curve positioning and security selection. The Fund was overweight the 5-7 year segment of the curve, and underweight the 10-year, which detracted from return. Regarding security selection, the Fund holds an overweight position in low (i.e., under
5%) coupon bonds that also tend to have shorter call structures, with both features being more prevalent in the Nebraska municipal bond market than in other states’ markets. Given the rate movements over the year, the optionality in these bonds led to underperformance. Partially offsetting the contribution of these factors to the Fund’s underperformance was the Fund’s higher quality bias, as AAA- and AA-rated bonds outperformed lower quality bonds over the twelve-month period.
During the year the Fund’s overall sector allocation shifted as general obligation holdings increased from 42% to 49%, revenue holdings remained stable at 41%, and pre-refunded holdings declined from 12% to 2%. The decline in pre-refunded holdings was primarily to fund the heavy outflow cycle during the three-month period ending December 31, 2022, as these holdings are generally much more liquid than the Fund’s other assets. The increase in the Fund’s allocation to general obligation bonds is primarily the result of recent additions of non-rated holdings. Due to the lack of liquidity being provided by local banks, these bonds presented relative value opportunities as the deals required significantly higher yield spreads than was historically required to appeal to investors. Lastly, the Fund’s allocation to non-Nebraska municipal bonds increased during the year due to the material decline in issuance of Nebraska municipal bonds during the period. Over time and as issuance increases, our intent is to transition these holdings back to Nebraska issuers.
As the fiscal year closed, the divergence between the market’s and the Fed’s assessment of the economic and policy outlook could hardly have been larger. The market is pricing nearly 75bps of rate cuts by December, even as the Federal Reserve’s dot plot (released after the SVB failure) indicates their intention to hold rates steady thru the end of the year. There is similar divergence of opinion within the market concerning the trajectory of inflation and the real economy, with good arguments and data points on both sides.
Given recent events in the banking sector and the inevitable tightening in lending conditions, we would be more sympathetic to the weaker growth/
lower inflation camp; but that is not a terribly high-conviction belief. As such we are still relatively cautious and aligned more risk-neutral with respect to our benchmarks.
Specific to the Nebraska market, the state’s labor market remained strong with an unemployment rate of 2.3% through February, compared to the national unemployment rate of 3.6%. The leisure and hospitality sector within the
Nebraska economy continues to flourish. In Omaha, hotel revenue reached
$251 million during 2022, a record for the city, and lodging tax collections assessed at the state level are up by more than 25% since 2019, per the
Nebraska Tourism Commission. In general, agricultural commodity prices have receded from their peaks reached during the first quarter of 2022 but remain materially higher than their 5- and 10-year averages, which continues to provide strength and stability to the heavily agrarian Nebraska economy.
Overall, the state continues to be in relatively good shape by nearly every financial metric.
With a newly elected governor taking office in January, a key factor to monitor in the coming months will be the restructuring of tax laws within the state, as bills relating to primary education and community college funding have

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2023

already been introduced as a means of reducing property tax burdens and creating a more efficient government funding system. We will be closely monitoring any negative impacts on local municipal issuers arising from these changes. We remain focused on uncovering value and avoiding issuers that face deteriorating credit profiles, ensuring we preserve capital over the cycle.
Consistent with that, our preference for higher quality general obligation and essential-service revenue bonds remains unchanged.
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.
Return of a $10,000 Investment as of March 31, 2023
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The Fund’s Institutional Plus Class performance for periods prior to the commencement of operations (1/1/16) is that of a common trust fund managed by First National Bank of Omaha. The common trust fund commenced operations on December 31, 2007.
(††) The expense ratios are from the Fund’s prospectus dated August
1, 2022. Net expense ratios are net of contractual waivers which are in effect through August 1, 2023.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2013. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The Bloomberg Barclays 1-15 Year Municipal Blend Index represents the performance of municipal bonds with maturities from 1 to 17 years. The
Bloomberg Barclays Municipal Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed tax exempt bond market. The index includes state and local general obligation, revenue, insured, and pre-refunded bonds. The Bloomberg Barclays Municipal Bond
Index was incepted in January 1980. The index does not reflect the fees and expenses associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot invest directly in the index.
Portfolio Composition as of March 31, 2023
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Municipals 92.3%
Short-Term Investments 6.4%
U.S. Government Mortgage Backed Securities 1.3%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2023*
1 Year 5 Year 10 Year
Tributary Nebraska Tax-Free Fund —
Institutional Plus Class † 0.91% 1.54% 1.86%
Bloomberg Barclays 1-15 Year Municipal
Blend Index (1-17) 1.61% 2.08% 2.14%
Bloomberg Barclays Municipal Bond
Index 0.26% 2.03% 2.38%
Prospectus Expense Ratio (Gross/Net)†† 0.68% 0.45%
Expense Ratio for the Year Ended March
31, 2023 (Gross/Net) 0.74% 0.44%

BALANCED FUND (Unaudited)
Annual Report 2023

Investment Objective
The Tributary Balanced Fund seeks capital appreciation and current income.
Manager Commentary
For the fiscal year ended March 31, 2023, the Tributary Balanced Fund (net,
Institutional Plus) return was -4.46%. Compared to the Composite Index
(60% Russell 3000; 40% Barclays Capital U.S. Intermediate Government/
Credit), the Fund outperformed the benchmark return of -5.47%. Both equity and fixed income absolute returns were negatively impacted by high inflation and the Federal Reserve’s aggressive tightening of monetary policy. This led to a significant move higher in bond yields and lower valuations in the stock market.
There were three primary drivers of relative performance. First, the asset allocation exposure to stocks, bonds and cash. For the latest fiscal year, the portfolio management team underweighted equities with an average allocation of 59.5%, and overweighted bonds with average exposure of 35.9%.
As bonds outperformed equities, this tactical decision had a positive impact on relative performance. Second, fixed income returns negatively impacted relative performance. Individual bond holdings lost -1.75%, slightly behind the Barclays Capital U.S. Intermediate Index return of -1.68%. The major driver for the relative outperformance of the Fund was strong stock selection.
Individual stock holdings lost -6.22%, well above the Russell 3000 Index return of -8.58%.
In equities, 9 of 11 sectors had positive relative performance, led by healthcare, consumer discretionary, financials, industrials, basic materials and consumer staples. The top five contributors were Lamb Weston (consumer staples), Eli
Lilly (healthcare), O’Reilly Automotive (consumer discretionary), Horizon
Therapeutics (healthcare) and Exxon Mobil (energy). Not owning Tesla contributed to relative returns. Stock selection was negative in communication services and utilities. The bottom five detractors from performance include
Alphabet (information technology), Meta Platforms (communication services),
Amazon (consumer discretionary), Edwards Lifesciences (healthcare) and Sun
Communities (real estate). Not owning Merck negatively impacted relative returns. For the last year, our sector allocation negatively impacted returns, primarily from the overweight allocation to communication services, and low exposure to energy.
In fixed income, the primary driver of relative returns over the past year was sector allocation and the overweight exposure to the non-agency CMBS and
ABS sectors. The non-agency sectors underperformed as liquidity in the market was strained and concerns grew about the fundamental outlook for the commercial real estate sector. On the positive side, our yield advantage over the benchmark contributed positively to returns, as did our curve positioning on the Treasury yield curve. During the year, we increased the
Fund’s allocation to the U.S. Treasuries, given our concerns on the economy.
In terms of credit quality, there was no significant change during the year as the Fund maintained a high-quality approach with an Aa3 weighted average credit rating.
The macro-environment remains uncertain with U.S. economic activity dependent on the trends in inflation, unemployment, income and interest rates. Inflation has decelerated somewhat with the latest consumer price index
(CPI) at 5.0%, down from 8.5% a year ago. A major positive in the economy has been the labor market, and continued growth in private employment. The unemployment rate of 3.5% remains close to its lowest level since 1969. An economic downturn seems probable as most leading indicators currently point to a deceleration at the minimum and/or probable contraction. The Federal
Reserve has been aggressively tightening monetary policy with the current
Fed Funds rate target at 4.75% - 5.0%. This has resulted in an inverted yield curve, which is historically an accurate predictor of recessions. Due to a slowing economy and the recent failures of two of the largest banks in U.S.
history, the bond market expects the Fed to “pivot” to easier monetary policy in the second half of 2023. This may be optimistic as inflation will likely persist above the Federal Reserve’s 2% target.
We expect continued volatility in both asset classes as the bond and stock market react to economic risks. In terms of portfolio positioning, we are neutral to the fixed income benchmark with respect to duration as the likelihood of higher or lower yields is balanced in our estimation. Spread sector valuations remain on the cheaper side from a historical perspective, but the potential for significant underperformance in a recessionary environment leaves us cautious. We plan to maintain a high-quality portfolio and believe that patience could pay solid dividends over the coming months. In equities, our primary concern is the decline in the outlook for earnings. Slowing revenue growth, elevated input costs and higher interest expenses have created a challenging environment for corporate profits. With an earnings decline underway, we are near-term cautious and have maintained a defensive position in our equity portfolio.
For long-term investors, both equity and fixed income valuations are more attractive. As of March 31st, the rise in interest rates has led to a yield-to-
maturity in the bond portfolio of 4.8%. With cash earning a similar yield, the defensive part of the Fund holdings will likely generate solid returns in the upcoming year. Equity valuations have improved with the U.S. broad market trading on a price-to-earnings (P/E) ratio of 17.5x as of the end of
March. Although the valuation remains a modest premium to historical averages, the level has compressed from the 19x multiple from a year ago and 22x valuation from two years ago. Although the Fund allocation remains somewhat defensive with high exposure to cash and fixed income, we believe the Tributary Balanced Fund is well positioned to earn higher than average return due to the attractive valuations. We continue to closely monitor the changing economic and market environment and will further adjust Fund allocations as warranted.

BALANCED FUND (Unaudited)
Annual Report 2023

Return of a $10,000 Investment as of March 31, 2023
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1, 2022.
Net expense ratios are net of contractual waivers which are in effect through
August 1, 2023.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods. Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31, 2013.
Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional Class based on differences in fees borne by each class. The Composite Index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund. Sixty percent of the Composite Index is comprised of the Russell
3000 Index and forty percent of the Composite index is comprised of the Bloomberg
Barclays U.S. Intermediate Government/Credit Bond Index. The Russell 3000 Index
seeks to be a benchmark of the entire U.S. stock market. More specifically, this index encompasses the 3,000 largest U.S.-traded stocks, in which the underlying companies are all incorporated in the U.S. The Bloomberg Barclays U.S. Intermediate
Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2023
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Information Technology 15.8%
Government Securities 15.3%
Financials 12.5%
Health Care 8.4%
Industrials 7.9%
Consumer Discretionary 7.6%
Communication Services 5.9%
Consumer Staples 4.6%
Asset Backed Securities 4.2%
Short-Term Investments 4.0%
Non-Agency Commercial Mortgage Backed Securities 3.2%
Energy 2.4%
Real Estate 2.3%
Utilities 2.1%
Materials 1.8%
Non-Agency Residential Mortgage Backed Securities 1.4%
U.S. Government Mortgage Backed Securities 0.6%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2023*
1 Year 5 Year 10 Year
Tributary Balanced Fund — Institutional
Class -4.63% 7.15% 7.39%
60% Russell 3000, 40% Barclays US
Intermediate Gov /Credit -5.47% 7.17% 7.74%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index -1.66% 1.40% 1.32%
Russell 3000 Index -8.58% 10.45% 11.73%
Prospectus Expense Ratio (Gross/Net)† 1.28% 0.99%
Expense Ratio for the Year Ended March
31, 2023 (Gross/Net) 1.31% 0.96%
1 Year 5 Year 10 Year
Tributary Balanced Fund — Institutional
Plus Class -4.46% 7.34% 7.59%
60% Russell 3000, 40% Barclays US
Intermediate Gov /Credit -5.47% 7.17% 7.74%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index -1.66% 1.40% 1.32%
Russell 3000 Index -8.58% 10.45% 11.73%
Prospectus Expense Ratio (Gross/Net)† 1.03% 0.80%
Expense Ratio for the Year Ended March
31, 2023 (Gross/Net) 1.08% 0.79%

SMALL/MID CAP FUND (Unaudited)
Annual Report 2023

Investment Objective
The Tributary Small/Mid Cap Fund seeks long-term capital appreciation.
Manager Commentary
For the year ended March 31, 2023, the Tributary Small/Mid Cap Fund (net,
Institutional Plus) returned -6.49% versus -10.39% for the Russell 2500
Index and -10.53% for the Russell 2500 Value Index.
The market experienced substantial volatility during the twelve-month period, characterized by significant slides and sizable rallies. From March 31,
2022, through June 16, the Russell 2500 Index dropped -19%, followed by a
+21% climb that lasted until August 16. From there the market swung lower, experiencing a -17% drop through September 26. A +22% gain then ensued, persisting until February 2, 2023. A final -9% slide concluded the period, bringing the Russell 2500’s cumulative twelve-month tally to a -10.4%
decline.
Multiple factors were the culprits for the market’s see-saw, but many of them were correlated with a significant common element – the unwind of the unprecedented stimulus thrown at the economy and markets during the
COVID pandemic. Excesses and imbalances were created, and it’s taking time and a certain amount of pain to wring them out. Entering the Fund’s
2023 fiscal year, inflation was a major concern, rising at an alarming rate.
The Consumer Price Index peaked at 9.1% in June of 2022 and has been slowly declining ever since. While trending in the right direction, the Federal
Reserve has made it clear that their mission to tame inflation is not finished.
Over the last year, the Federal Reserve has repeatedly ratcheted interest rates upward, but it appears issues such as wage-related inflation remain a concern.
Many expect the Fed’s efforts to culminate in a recession, possibly in the later months of 2023. Evidence of an economic slowdown is building, including deteriorating corporate earnings expectations.
In early March 2023, a new concern emerged, as worries regarding the health of regional banks gripped the market. Silicon Valley Bank and Signature Bank faced balance sheet difficulties and experienced bank runs, ultimately landing them in receivership. The Federal Reserve, Treasury, FDIC and larger U.S.
banks all stepped up in various ways to help soothe concerns about the regional banking system. However, investors remain watchful for further banking problems. Stability of deposits and net interest margins are the current focus, but economic deterioration could lead to credit issues in the coming months.
The Fed will continue monitoring banking conditions, as any reduction in the ability and willingness of banks to lend could exacerbate weakening economic conditions.
Global concerns have weighed on investors as well. The war in Ukraine, now over one year old, is still impacting supply chains and oil prices. Geopolitical tensions are rising with China, including China’s territorial claim of Taiwan.
If China were to ever initiate an invasion of Taiwan, it would have political, economic and financial reverberations worldwide. In particular, the world relies heavily on Taiwan for a considerable percentage of semiconductors, especially the most sophisticated, high-end chips.
From an investment standpoint, several factors favored the Tributary Small/
Mid Cap Fund’s value-oriented, quality-focused discipline over the past twelve months. Notably, profitable companies in the Russell 2500 Index outperformed unprofitable companies by a margin of -7.8% versus -26.5%
as investors developed a heightened aversion to risk. Among profitable companies, high valuation underperformed over the last year, with the highest
Price/Earnings (forward twelve months) quintile posting the lowest return
(down -14.3%). On a market cap basis, the highest market cap quintiles in the index posted the best performance, while the smallest market cap quintiles performed the worst. The lowest market cap quintile (companies with market caps under $450 million), was most noteworthy with a decline of -26.8%, while the second-lowest market cap quintile ($450 million to $1 billion) also struggled with a -18.3% drop.
The Tributary Small/Mid Cap Fund outperformed the Russell 2500 Index in nine out of eleven market sectors over the past twelve months. The
Fund’s strongest relative performance occurred in the industrials, consumer discretionary, real estate and information technology sectors. In the industrials sector, the Fund’s return of +3.5% surpassed the -1.2% decline in the Russell
2500 industrials sector, led by strong years from Quanta Services, Franklin
Electric, Enersys and ICF International. The Fund’s consumer discretionary holdings posted a +4.5% return, compared to the benchmark sector’s -5.7%
loss. Favorable returns from Ollie’s Bargain Outlet and Burlington Stores contributed to the Fund’s outperformance. In real estate, positive returns from
American Campus Communities and Agree Realty helped limit the Fund’s sector return to a -12.6% loss, considerably better than the Russell 2500 real estate sector’s -21.1% slide. The Fund’s information technology sector, aided by returns from Diodes, Blackbaud and PTC, declined -7.6%, less severe than the -10.5% return experienced by the Russell 2500’s information technology sector.
The Fund underperformed in only two sectors, healthcare and energy. With a decline of -24.9%, the Fund’s healthcare holdings fell short of the -15.8%
return experienced by the Russell 2500 healthcare sector. Omnicell, Pacira
Biosciences and PerkinElmer were among the Fund’s most significant healthcare detractors. In the energy sector, the Fund’s -18.3% return trailed the benchmark sector’s -2.8% return. Natural gas producer CNX Resources was the leading detractor.
The Fund initiated five new positions over the past twelve months, Agree
Realty, Black Knight, Marathon Oil, SM Energy and Diodes. Six positions were eliminated over the past year, American Campus Communities, LHC
Group, Pioneer Natural Resources, Duke Realty, G-III Apparel Group and
Cambium Networks. In addition, MasterBrand shares were sold when they were received as a Fortune Brands spinoff. Portfolio holdings remained diversified across market sectors, in line with our investment philosophy.
The coming months hold considerable uncertainty. Monitoring economic conditions and evaluating business results from the Fund’s holdings remain a clear focus for our team. At the same time, we recognize the value and importance of maintaining a long-term perspective. By positioning the portfolio in sound businesses with attractive valuations and employing a longer investment horizon than most, we believe we can successfully navigate rougher economic periods and capitalize on opportunities that often emerge from short-term turbulence.

SMALL/MID CAP FUND (Unaudited)
Annual Report 2023

Return of a $10,000 Investment as of March 31, 2023
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2022. Net expense ratios are net of contractual waivers which are in effect through August 1, 2023.
(††) Commencement date for the Institutional and Institutional Plus Class was August 2, 2019 and August 1, 2019, respectively.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on August 2,
2019. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2500 Index measures the performance of the small to midcap segment of the U.S. equity universe, commonly referred to as “smid” cap.
The Russell 2500 Index is a subset of the Russell 3000®Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equities universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2500 Value Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market.
The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2023
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Industrials 23.1%
Information Technology 16.7%
Financials 14.9%
Health Care 11.6%
Consumer Discretionary 10.5%
Real Estate 5.5%
Energy 3.9%
Consumer Staples 3.5%
Materials 3.5%
Utilities 2.7%
Communication Services 1.8%
Short-Term Investments 2.3%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2023*
1 Year
Since
Inception ††
Tributary Small/Mid Cap Fund — Institutional
Class -6.45% 10.59%
Russell 2500 Index -10.39% 7.46%
Russell 2500 Value Index -10.53% 7.27%
Prospectus Expense Ratio (Gross/Net)†  34.23% 1.15%
Expense Ratio for the Year Ended March 31,
2023 (Gross/Net)  5.92% 0.92%
1 Year
Since
Inception ††
Tributary Small/Mid Cap Fund — Institutional
Plus Class -6.49% 10.78%
Russell 2500 Index -10.39% 7.17%
Russell 2500 Value Index -10.53% 7.03%
Prospectus Expense Ratio (Gross/Net)†  2.12% 0.90%
Expense Ratio for the Year Ended March 31,
2023 (Gross/Net)  1.76% 0.91%

SMALL COMPANY FUND (Unaudited)
Annual Report 2023

Investment Objective
The Tributary Small Company Fund seeks long-term capital appreciation.
Manager Commentary
The twelve months ending March 31, 2023, was a wild ride as returns for the
Russell 2000 Index bounced back and forth throughout the last year. From
April 1, 2022, through the middle of June 2022, the Russell 2000 was down approximately 20%. By mid-August 2022, it had recovered to be down only
2%. Near the end of September 2022, the Russell 2000 was down nearly 20%.
By February 2, 2023, it recovered once again to be down by approximately
2%. Then, by the end of March 2023, the twelve-month return was down close to 12%.
What were some of the factors driving this volatility over the last year?
Entering the Fund’s 2023 fiscal year, inflation was a major concern, rising at an alarming rate. The Consumer Price Index would peak at nearly 9% in June of 2022 and has been slowly declining ever since. While trending in the right direction, the Federal Reserve has made it very clear that their mission to tame inflation is not finished. Over the last year, the Federal Reserve has raised interest rates eight times, but it appears wage-related inflation continues to concern Fed officials. The war in Ukraine is now over one year old but is still having an impact on supply chains and oil prices. Another geopolitical issue that has been worsening recently is China’s territorial claim of Taiwan. A full-
scale military invasion and takeover of Taiwan would likely have a material impact on international business and stock markets. In particular, the world relies heavily on Taiwan for a considerable percentage of semiconductors manufactured annually, especially the most sophisticated, high-end chips.
In early March, concerns regarding the health of regional banks suddenly gripped the market as Silicon Valley Bank and Signature Bank faced balance sheet difficulties and witnessed runs on their deposits, ultimately landing them into receivership. The Federal Reserve, the Treasury Department, the
Federal Deposit Insurance Corporation, and larger U.S. banks would all step up in different ways to help soothe investors’ concerns about the health of the regional banking system. However, legitimate contagion concerns remain and the potential for unforeseen banking problems, such as underwriting/credit risk, may need to be dealt with in future quarters. How this banking crisis evolves and how it is handled by regulators and elected officials will most certainly impact the economy and markets moving forward.
For the year ended March 31, 2023, Tributary Small Company Fund returned
-3.25% (Institutional Class at NAV) and -3.02% (Institutional Plus Class at
NAV) compared to -11.61% for the Russell 2000 Index and -12.96% for the
Russell 2000 Value Index.
Stock market return trends over the last twelve months favored companies with positive earnings, higher returns on investment and lower price volatility tended to do well. Our Fund tends to own higher quality businesses and the trends witnessed over the last twelve months would typically benefit our portfolio.
Out of the eleven broad economic sectors we monitor, the Fund outperformed the corresponding Russell 2000 return in seven of them. The Fund’s two strongest economic sectors compared to the Russell 2000 were industrials and information technology. Comfort Systems, ICF International and
EnPro Industries were the top contributors to the Fund’s industrial sector performance. The top contributors to the Fund’s information technology return were CTS Corporation, Blackbaud and Power Integrations.
The Fund underperformed the corresponding Russell 2000 sector return in four of the eleven broad economic sectors we monitor The Fund’s two weakest economic sectors compared to the Russell 2000 were materials and energy.
In the materials sector, Kaiser Aluminum and Balchem fell short of the return generated by the Russell 2000 materials sector. In the energy sector,
CNX Resources, a natural gas-focused exploration and production company, underperformed the Russell 2000 energy sector return. However, the Fund’s oil-focused exploration and production companies, Permian Resources and
Northern Oil and Gas, performed better than the Russell 2000 energy sector return.
Looking to the next year, market volatility would not be a surprise as many of the issues that impacted the stock market over the last twelve months continue to this day. Rather than attempting to forecast the direction or magnitude of inflation or interest rates, the probability or outcome of armed conflict or whether the U.S. is or will be in a recession, we will focus on the long term, owning a diversified portfolio of high-quality businesses at attractive prices.
This investment philosophy has been diligently implemented in this portfolio for over two decades, producing solid risk-adjusted returns.
To our shareholders, we would like to say thank you. We are honored that you have entrusted us with your investment in the Tributary Small Company
Fund and we look forward to discussing our fiscal year 2024 results with you in next year’s letter.

SMALL COMPANY FUND (Unaudited)
Annual Report 2023

Return of a $10,000 Investment as of March 31, 2023
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2022. Net expense ratios are net of contractual waivers which are in effect through August 1, 2023.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2013. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the
Russell 3000®Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equities universe. It includes those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2023
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Industrials 21.5%
Information Technology 16.0%
Financials 15.9%
Health Care 13.4%
Consumer Discretionary 10.2%
Energy 5.7%
Real Estate 5.0%
Materials 3.1%
Consumer Staples 3.0%
Utilities 2.9%
Communication Services 1.2%
Short-Term Investments 2.1%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2023*
1 Year 5 Year 10 Year
Tributary Small Company Fund —
Institutional Class -3.25% 6.19% 8.79%
Russell 2000 Index -11.61% 4.71% 8.04%
Russell 2000 Value Index -12.96% 4.55% 7.22%
Prospectus Expense Ratio (Gross/Net)† 1.33%  1.18%
Expense Ratio for the Year Ended March
31, 2023 (Gross/Net) 1.35%  1.17%
1 Year 5 Year 10 Year
Tributary Small Company Fund —
Institutional Plus Class -3.02% 6.43% 9.02%
Russell 2000 Index -11.61% 4.71% 8.04%
Russell 2000 Value Index -12.96% 4.55% 7.22%
Prospectus Expense Ratio (Gross/Net)†  1.05% 0.96%
Expense Ratio for the Year Ended March
31, 2023 (Gross/Net)  1.06% 0.96%

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
SHORT-INTERMEDIATE BOND FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 39.6%
Asset Backed Securities - 19.9%
$ 501,889 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 487,334
1,560,000 AFG ABS I, LLC, 6.30%, 09/16/30 (a) 1,570,108
1,648,031 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 1,612,319
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 1,870,553
971,412 Atalaya Equipment Leasing Trust,
1.23%, 05/15/26 (a) 946,880
981,455 AXIS Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (a) 952,807
2,380,000 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (a) 2,369,485
911,655 Carvana Auto Receivables Trust, 0.49%,
03/10/26 881,566
1,048,142 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(b) 1,013,789
1,070,000 CCG Receivables Trust, 5.82%,
09/16/30 (a) 1,080,445
1,195,584 CCG Receivables Trust, 2.55%,
03/15/27 (a) 1,191,185
1,848,671 CCG Receivables Trust, 3.91%,
07/16/29 (a) 1,821,501
321,830 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 316,670
2,071,253 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,880,825
693,844 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 656,299
525,961 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 475,042
454,882 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 423,964
354,081 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 338,468
92,297 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 92,039
2,400,000 DLLAD, LLC, 4.79%, 01/20/28 (a) 2,375,556
748,602 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 648,678
1,772,186 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,621,973
46,248 Freed ABS Trust, 1.41%, 03/20/28 (a) 46,152
99,186 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 5.66%,
08/25/48 (a)(c) 98,451
1,267,717 Iowa Student Loan Liquidity Corp.
(USD 1 Month LIBOR + 0.67%),
5.29%, 08/25/70 (c) 1,216,934
Principal
Amount
Security
Description Value
$ 1,290,000 LAD Auto Receivables Trust, 5.68%,
10/15/26 (a) $ 1,287,999
1,195,113 Navient Student Loan Trust, 0.97%,
12/16/69 (a) 1,014,575
1,162,162 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 6.28%,
10/15/31 (a)(c) 1,158,739
262,670 NMEF Funding, LLC, 0.81%,
12/15/27 (a) 260,138
849,133 NMEF Funding, LLC, 2.58%,
10/16/28 (a) 823,871
1,725,000 NMEF Funding, LLC, 6.07%,
06/15/29 (a) 1,737,363
1,099,992 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 5.42%, 09/25/61 (c) 1,053,133
1,181,035 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,048,973
765,303 Pawneee Equipment Receivables,
1.10%, 07/15/27 (a) 735,246
1,755,000 PenFed Auto Receivables Owner Trust,
3.96%, 04/15/26 (a) 1,732,953
96,349 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
5.61%, 12/24/33 (a)(c) 95,787
24,082 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
5.44%, 12/24/33 (a)(c) 23,817
297,019 Progress Residential Trust, 2.27%,
09/17/36 (a) 283,932
873,896 Progress Residential Trust, 2.69%,
10/17/36 (a) 835,787
1,950,402 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,719,282
883,825 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 5.82%,
10/25/23 (c) 865,615
758,101 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 6.47%,
04/15/29 (c) 755,703
442,112 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 6.52%,
07/25/23 (c) 439,747
549,386 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 6.32%,
04/25/23 (c) 547,409
476,814 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 463,692
671,800 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 564,225

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
SHORT-INTERMEDIATE BOND FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 456,303 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) $ 440,416
852,762 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) 712,513
503,065 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) 475,486
1,335,581 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 1,311,683
223,409 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 208,861
2,390,000 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,315,076
1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 1,241,763
50,142,807
Non-Agency Commercial Mortgage Backed Securities - 13.1%
1,439,000 BANK 2019-BNK16, 3.93%, 02/15/52 1,417,266
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,766,899
1,615,000 BPR Trust, 6.19%, 02/15/29 (a)(c) 1,577,249
461,165 BX Trust, 5.64%, 01/15/34 (a)(c) 447,211
940,000 BX Trust (USD 1 Month LIBOR +
0.95%), 5.63%, 09/15/36 (a)(c) 891,675
950,000 BX Trust (USD 1 Month LIBOR +
0.90%), 5.58%, 10/15/36 (a)(c) 911,495
860,000 BX Trust (USD 1 Month LIBOR +
0.85%), 5.54%, 11/15/38 (a)(c) 826,576
2,000,000 BXHPP Trust (USD 1 Month LIBOR +
0.65%), 5.33%, 08/15/36 (a)(c) 1,875,228
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 875,286
946,400 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 907,196
127,301 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 125,571
2,000,000 FirstKey Homes Trust, 4.25%,
07/17/26 (a) 1,950,740
1,600,000 GCT Commercial Mortgage Trust (USD
1 Month LIBOR + 0.80%), 5.48%,
02/15/38 (a)(c) 1,465,699
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust (USD 1 Month LIBOR +
0.95%), 5.63%, 10/15/36 (a)(c) 1,698,036
583,798 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(b) 6
266,944 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(b) 258,936
393,707 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 379,470
213,006 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 205,718
Principal
Amount
Security
Description Value
$ 460,039 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) $ 442,230
1,003,034 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 951,415
624,883 KKR Industrial Portfolio Trust, 5.49%,
12/15/37 (a)(c) 605,586
1,772,192 KNDR 2021-KIND A, 5.89%,
08/15/38 (a)(c) 1,673,521
608,193 MED Trust (USD 1 Month LIBOR +
0.95%), 5.64%, 11/15/38 (a)(c) 585,380
1,000,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.80%),
5.48%, 04/15/38 (a)(c) 966,857
1,102,832 MHP 2022-MHIL, 5.64%, 01/15/27 (a)
(c) 1,058,581
1,130,265 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,089,377
291,781 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 287,336
750,000 ReadyCap Commercial Morgage Trust
CLO, 6.22%, 01/25/37 (a)(c) 732,768
1,730,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 5.26%, 07/15/36 (a)(c) 1,657,016
725,213 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(b) 668,650
578,917 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(b) 510,823
925,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 882,785
1,290,000 TRTX Issuer, Ltd. CLO, 6.21%,
02/15/39 (a)(c) 1,253,142
1,450,000 VASA Trust (USD 1 Month LIBOR +
0.90%), 5.58%, 07/15/39 (a)(c) 1,346,132
1,032,021 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(b) 849,882
33,141,738
Non-Agency Residential Mortgage Backed Securities - 6.6%
783,854 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (a)(b) 716,794
119,876 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 5.72%, 12/25/33 (a)(c) 113,695
387,019 BRAVO Residential Funding Trust,
5.31%, 11/25/69 (a)(c) 377,228
769,031 BRAVO Residential Funding Trust,
5.31%, 01/25/70 (a)(c) 759,293
383,302 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(b) 362,467
383,713 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(b) 328,956

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
SHORT-INTERMEDIATE BOND FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 768,941 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(b) $ 742,210
343,305 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(b) 334,080
873,017 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(b) 846,275
388,721 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 372,187
505,103 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(b) 478,942
44,575 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(b) 42,291
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/23 1,132
221,250 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(b) 206,790
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 5.97%,
02/25/33 (c) 154,622
165,855 CSMLT Trust, 2.99%, 10/25/30 (a)(b) 154,215
1,245,233 Finance of America HECM Buyout,
2.69%, 02/25/32 (a)(b) 1,179,157
545,581 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 506,265
225,160 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (b) 219,594
45,035 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(b) 44,237
28,717 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(b) 28,581
1,048,157 JPMorgan Mortgage Trust, 3.00%,
06/25/29 (a)(b) 998,217
335,723 MFRA Trust, 1.79%, 08/25/49 (a)(b) 306,763
424,904 MFRA Trust, 0.85%, 01/25/56 (a)(b) 374,725
591,892 MFRA Trust, 3.91%, 04/25/66 (a)(d) 559,523
223,952 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(b) 220,538
300,454 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(b) 281,515
26,808 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(b) 24,518
44,465 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(b) 41,164
75,349 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(b) 69,956
530,740 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(b) 477,532
Principal
Amount
Security
Description Value
$ 11,532 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 5.88%, 12/31/23 (c) $ 8,812
4 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (b) 4
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 12/31/23 5,299
651,306 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(b) 622,369
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(b) 609,309
917,942 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(b) 870,462
924,308 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 864,436
129,029 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 124,051
162,025 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(b) 159,304
830,682 Towd Point Mortgage Trust, 2.25%,
02/25/60 (a)(b) 775,676
1,038,155 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(b) 936,351
199,213 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(b) 195,379
31,894 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(b) 31,535
16,526,449
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $105,078,566) 99,810,994
Corporate Bonds - 26.9%
Communication Services - 2.5%
2,704,000 AT&T, Inc., 1.70%, 03/25/26 2,487,680
1,420,000 Meta Platforms, Inc., 3.50%, 08/15/27 1,371,455
1,135,000 Netflix, Inc., 4.38%, 11/15/26 1,122,231
1,000,000 The Walt Disney Co., 1.75%, 01/13/26 937,311
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 595,692
6,514,369
Consumer Discretionary - 4.3%
660,000 AMC Networks, Inc., 4.25%, 02/15/29 405,775
300,000 Carnival Corp., 4.00%, 08/01/28 (a) 258,249
2,555,000 Dollar General Corp., 3.88%, 04/15/27 2,491,806
1,300,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 1,232,400
1,875,000 Lennar Corp., 4.50%, 04/30/24 1,852,106
1,261,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,075,002
2,161,000 McDonald's Corp., MTN, 3.70%,
01/30/26 2,123,906
1,500,000 Newell Brands, Inc., 4.70%, 04/01/26 1,443,750
10,882,994

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
SHORT-INTERMEDIATE BOND FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Consumer Staples - 0.9%
$ 440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) $ 418,000
1,855,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 1,806,722
2,224,722
Energy - 0.3%
550,000 Crestwood Midstream Partners LP/
Crestwood Midstream Finance Corp.,
5.63%, 05/01/27 (a) 529,875
250,000 Range Resources Corp., 4.88%,
05/15/25 245,103
774,978
Financials - 10.6%
1,030,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 983,218
2,300,000 Bank of America Corp., 3.71%,
04/24/28 (b) 2,173,511
520,000 Bank of America Corp., MTN, 2.02%,
02/13/26 (b) 487,188
2,915,000 Citigroup, Inc., 1.46%, 06/09/27 (b) 2,588,149
1,220,000 Comcast Corp., 5.25%, 11/07/25 1,246,567
2,120,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28 (b) 2,005,441
2,570,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 2,499,719
2,965,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (b) 2,645,872
2,615,000 Morgan Stanley, 2.19%, 04/28/26 (b) 2,453,546
418,000 National Retail Properties, Inc., 4.00%,
11/15/25 405,714
947,000 National Retail Properties, Inc., 3.60%,
12/15/26 896,287
2,225,000 Oracle Corp., 5.80%, 11/10/25 2,280,547
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,362,694
2,231,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (b)(e) 2,113,872
2,500,000 Wells Fargo & Co., 4.81%, 07/25/28 (b) 2,468,659
26,610,984
Industrials - 4.3%
2,085,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 1,983,846
1,740,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,711,165
2,525,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,467,276
1,650,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,508,552
1,400,000 TTX Co., 3.60%, 01/15/25 (a) 1,362,580
Principal
Amount
Security
Description Value
$ 1,858,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) $ 1,795,310
10,828,729
Information Technology - 3.3%
900,000 eBay, Inc., 3.45%, 08/01/24 882,585
2,325,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 2,206,644
1,195,000 Oracle Corp., 3.40%, 07/08/24 1,170,689
2,410,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,194,487
1,660,000 Xilinx, Inc., 2.95%, 06/01/24 1,621,406
8,075,811
Materials - 0.7%
1,765,000 The Mosaic Co., 4.25%, 11/15/23 1,746,232
Total Corporate Bonds (Cost $71,145,804) 67,658,819
Government & Agency Obligations - 30.7%
GOVERNMENT SECURITIES - 28.8%
Municipals - 1.2%
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 515,725
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 218,650
370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana, 1.58%, 11/01/24 350,318
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,277,045
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 206,433
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 159,369
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 151,209
2,878,749
U.S. Treasury Securities - 27.6%
550,000 U.S. Treasury Note, 2.75%, 11/15/23 543,104
12,400,000 U.S. Treasury Note, 2.13%, 11/30/24 11,983,922
29,730,000 U.S. Treasury Note, 2.13%, 05/15/25 28,580,285
6,100,000 U.S. Treasury Note, 2.25%, 02/15/27 5,779,035
24,980,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 22,703,502
69,589,848
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.9%
Federal Home Loan Mortgage Corp. - 1.1%
249,911 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 227,842
321,946 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 315,944
1,280,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,246,237

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
SHORT-INTERMEDIATE BOND FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 326,420 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 $ 51,025
93,675 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 7,589
91,314 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 10,889
188,816 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 184,817
768,377 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (b) 724,752
2,769,095
Federal National Mortgage Association - 0.0%
90,808 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 88,415
178,861 Federal National Mortgage Association
Interest Only, 2.67%, 01/25/39 (b) 2,605
91,020
Government National Mortgage Association - 0.8%
1,291,979 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,288,072
145,120 Government National Mortgage
Association #559220, 7.00%,
01/15/33 144,845
100,799 Government National Mortgage
Association #610022, 5.60%,
08/15/34 100,553
433,623 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 438,488
70,813 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (b) 69,205
2,041,163
Total Government & Agency Obligations (Cost
$78,745,080) 77,369,875
Shares
Security
Description Value
Preferred Stocks - 0.1%
Financials - 0.1%
500 U.S. Bancorp, Series A (callable at 1,000
beginning 05/01/23), 14.62% (b)(e) 375,000
Total Preferred Stocks (Cost $513,025) 375,000
Exchange Traded Fund - 0.4%
13,000 Vanguard Short-Term Corporate Bond
ETF 990,990
Total Exchange Traded Fund (Cost $986,827) 990,990
Shares
Security
Description Value
Short-Term Investments - 1.6%
Investment Company - 1.6%
3,952,421 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.69% (f) $ 3,952,421
Total Short-Term Investments (Cost $3,952,421) 3,952,421
Investments, at value - 99.3% (Cost $260,421,723) 250,158,099
Other assets in excess of liabilities - 0.7% 1,749,145
NET ASSETS - 100.0% $ 251,907,244
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2023, the aggregate value of these liquid securities were $98,887,805 or 39.3% of net assets.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2023.
(c) Floating rate security. Rate presented is as of March 31, 2023.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31,
2023.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
ETF Exchange Traded Fund
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
INCOME FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 21.9%
Asset Backed Securities - 8.1%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 846,898
549,344 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 537,440
400,000 AMSR Trust, 1.63%, 07/17/37 (a) 370,407
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,166,500
555,113 Capital Automotive, 1.44%,
08/15/51 (a) 488,015
855,812 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (a) 755,300
918,408 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 829,497
408,547 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 336,244
793,701 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 716,850
528,067 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 460,614
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 807,139
882,302 Home Partners of America Trust,
2.20%, 01/17/41 (a) 765,520
532,975 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 449,520
989,457 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 6.28%,
10/15/31 (a)(b) 986,543
344,397 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 311,864
617,385 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 558,715
87,954 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
5.61%, 12/24/33 (a)(b) 87,441
813,070 Progress Residential Trust, 1.52%,
07/17/38 (a) 729,810
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 382,018
715,774 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 5.82%,
10/25/23 (b) 701,027
1,025,466 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 6.47%,
04/15/29 (b) 1,022,223
255,698 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 6.32%,
04/25/23 (b) 254,778
Principal
Amount
Security
Description Value
$ 279,869 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) $ 272,167
83,121 Social Professional Loan Program,
2.34%, 04/25/33 (a) 81,665
479,259 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 470,683
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 528,398
1,313,651 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,108,694
932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 838,640
16,864,610
Non-Agency Commercial Mortgage Backed Securities - 5.8%
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (a)(c) 1,057,103
790,000 BX Trust (USD 1 Month LIBOR +
0.95%), 5.63%, 09/15/36 (a)(b) 749,387
200,000 BX Trust (USD 1 Month LIBOR +
0.90%), 5.58%, 10/15/36 (a)(b) 191,894
860,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 831,206
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 857,807
790,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 5.57%, 11/15/36 (a)(b) 759,132
884,266 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(c) 9
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,353,976
598,223 MED Trust (USD 1 Month LIBOR +
0.95%), 5.64%, 11/15/38 (a)(b) 575,784
1,325,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.85%),
5.53%, 05/15/38 (a)(b) 1,278,459
386,347 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 371,314
765,502 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(c) 705,797
446,593 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 394,064
610,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 582,161
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 799,892
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,444,841
11,952,826

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
INCOME FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-Agency Residential Mortgage Backed Securities - 8.0%
$ 141,889 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 5.72%, 12/25/33 (a)(b) $ 134,572
518,922 BRAVO Residential Funding Trust,
5.31%, 11/25/69 (a)(b) 505,794
1,067,087 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 914,810
424,820 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 413,405
269,244 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 257,792
414,077 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 392,631
307,679 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 291,913
93,335 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 90,687
16,316 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 15,756
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/23 1,132
848,140 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 760,607
929,364 Credit Suisse Mortgage Trust, 2.50%,
11/25/56 (a)(c) 804,191
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 5.97%,
02/25/33 (b) 154,622
159,476 CSMLT Trust, 2.99%, 10/25/30 (a)(c) 148,284
825,135 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 765,673
686,292 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 592,142
737,613 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 636,422
234,897 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 229,089
17,156 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 16,852
15,108 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 15,036
1,056,266 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 920,228
885,843 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 764,317
628,316 MFRA Trust, 3.91%, 04/25/66 (a)(d) 593,956
Principal
Amount
Security
Description Value
$ 345,328 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) $ 326,901
256,533 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 235,994
147,862 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 135,228
113,183 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 104,781
268,532 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 249,313
662,261 Onslow Bay Financial LLC, 3.00%,
02/25/52 (a)(c) 584,859
1,453,817 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,254,372
853,665 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 736,553
1,022,825 PSMC Trust, 2.50%, 08/25/51 (a)(c) 894,576
13,539 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 5.88%, 12/31/23 (b) 10,346
896,171 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 773,228
272,130 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 256,403
666,808 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 623,616
53,531 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 52,501
44,504 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 44,003
880,485 Woodward Capital Management,
2.50%, 01/25/52 (a)(c) 759,694
16,462,279
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $50,226,500) 45,279,715
Corporate Bonds - 24.5%
Communication Services - 2.1%
1,080,000 Alphabet, Inc., 2.25%, 08/15/60 665,804
1,305,000 AT&T, Inc., 4.30%, 12/15/42 1,135,752
1,505,000 Meta Platforms, Inc., 3.85%, 08/15/32 1,408,135
458,000 Netflix, Inc., 4.38%, 11/15/26 452,848
880,000 Verizon Communications, Inc., 3.55%,
03/22/51 671,403
4,333,942
Consumer Discretionary - 4.0%
530,000 AMC Networks, Inc., 4.25%, 02/15/29 325,849
625,000 Comcast Corp., 4.15%, 10/15/28 618,266
1,535,000 Dollar General Corp., 3.50%, 04/03/30 1,409,949
400,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 379,200
413,000 Lennar Corp., 4.50%, 04/30/24 407,957

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
INCOME FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,265,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) $ 1,078,413
1,655,000 McDonald's Corp., 3.63%, 09/01/49 1,324,727
885,000 Newell Brands, Inc., 4.70%, 04/01/26 851,813
590,000 NIKE, Inc., 3.88%, 11/01/45 532,795
1,442,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,301,726
8,230,695
Consumer Staples - 0.2%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 503,500
Financials - 8.2%
575,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 548,884
1,710,000 Bank of America Corp., 2.69%,
04/22/32 (c) 1,427,036
1,480,000 CBRE Services, Inc., 2.50%, 04/01/31 1,178,329
1,435,000 Citigroup, Inc., 4.91%, 05/24/33 (c) 1,408,499
1,724,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,453,190
1,640,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,431,670
1,155,000 KeyCorp, MTN, 2.25%, 04/06/27 981,050
1,480,000 Morgan Stanley, 4.89%, 07/20/33 (c) 1,454,720
1,145,000 Regions Financial Corp., 1.80%,
08/12/28 938,643
1,252,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,186,270
947,000 The Chubb Corp., 6.80%, 11/15/31 1,044,231
1,690,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33 (c) 1,451,321
1,075,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 914,827
1,345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 1,139,804
16,558,474
Industrials - 4.0%
1,299,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,085,596
1,260,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,133,106
1,385,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,305,321
421,000 Harman International Industries, Inc.,
4.15%, 05/15/25 414,023
1,077,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,009,394
1,347,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,312,973
815,000 TTX Co., 4.60%, 02/01/49 (a) 750,698
Principal
Amount
Security
Description Value
$ 513,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) $ 495,691
1,385,000 Waste Management, Inc., 1.50%,
03/15/31 1,104,742
8,611,544
Information Technology - 3.5%
1,468,000 eBay, Inc., 3.60%, 06/05/27 1,400,734
1,425,000 NVIDIA Corp., 3.50%, 04/01/50 1,166,590
1,015,000 Oracle Corp., 2.30%, 03/25/28 908,347
1,380,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,279,549
1,303,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 1,040,350
1,605,000 Xilinx, Inc., 2.38%, 06/01/30 1,400,812
7,196,382
Materials - 0.9%
1,111,000 Albemarle Corp., 5.45%, 12/01/44 1,050,488
819,000 The Mosaic Co., 5.45%, 11/15/33 823,313
1,873,801
Real Estate - 0.6%
1,330,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,251,559
Utilities - 1.0%
1,259,000 PacifiCorp, 6.25%, 10/15/37 1,409,730
721,738 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34 (a) 698,994
2,108,724
Total Corporate Bonds (Cost $56,503,796) 50,668,621
Government & Agency Obligations - 51.6%
GOVERNMENT SECURITIES - 29.7%
Municipals - 1.2%
385,000 City of San Antonio TX Electric & Gas
Systems Revenue, Texas RB, 4.37%,
02/01/42 356,152
111,651 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 108,080
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 380,247
505,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 529,538
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 303,692
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 102,908
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 238,799

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
INCOME FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 $ 457,456
2,476,872
Treasury Inflation Index Securities - 0.8%
1,699,582 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,716,684
U.S. Treasury Securities - 27.7%
10,520,000 U.S. Treasury Bond, 3.63%, 08/15/43 10,210,975
450,000 U.S. Treasury Note, 2.75%, 11/15/23 444,357
4,500,000 U.S. Treasury Note, 2.13%, 05/15/25 4,325,977
11,145,000 U.S. Treasury Note, 2.25%, 02/15/27 10,558,581
14,060,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 12,325,567
15,075,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 13,230,668
8,440,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,981,850
57,077,975
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 21.9%
Federal Home Loan Mortgage Corp. - 9.5%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 692,065
407,276 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 394,942
7,519 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 7,384
1,021,217 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 886,398
1,119,207 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 1,071,100
1,798,977 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,764,719
413,646 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 392,836
1,791,842 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,727,020
2,113,165 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,031,487
137,101 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 137,031
130,419 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 130,352
1,012,273 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 933,581
317,771 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 319,578
346,916 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 338,625
691,947 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 679,483
Principal
Amount
Security
Description Value
$ 803,496 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 $ 125,601
161,345 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 160,894
8,467 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 8,431
19,927 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 19,677
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 913,802
292,585 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 284,523
698,999 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 658,234
590,509 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 570,943
349,262 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 329,433
580,358 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 535,464
777,952 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 715,700
592,027 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 534,547
378,010 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 358,433
794,467 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 715,468
497,313 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 449,641
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,338,960
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 443,189
19,669,541
Federal National Mortgage Association - 11.4%
81,247 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 82,972
65,409 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 65,781
8,084 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 8,167
2,308 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 2,307
59,554 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 59,893
371,196 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 342,340
6,802 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 6,768

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
INCOME FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 138,214 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 $ 139,000
24,158 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 25,238
295,061 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 289,633
95,013 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 93,751
167,327 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27 (c) 157,569
1,999,992 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,871,417
1,224,752 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,118,048
303,225 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 296,757
413,883 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 413,680
615,841 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 601,126
330,372 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 318,052
507,017 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 494,373
503,383 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 489,934
395,121 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 358,032
394,979 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 373,028
1,179,150 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 1,059,694
1,461,704 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,318,415
3,241,347 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,918,991
2,350,081 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 2,194,535
1,960,257 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,890,556
1,098,607 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 988,760
2,356,615 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 2,190,821
146,276 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 142,363
277,806 Federal National Mortgage Association
Interest Only, 2.67%, 01/25/39 (c) 4,046
888,115 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 807,157
437,724 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29 (c) 415,691
Principal
Amount
Security
Description Value
$ 174,714 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 $ 171,434
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 930,746
855,707 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 852,727
23,493,802
Government National Mortgage Association - 1.0%
450,025 Government National Mortgage
Association, 2.85%, 04/16/50 431,682
379,596 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 367,629
421,126 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 385,453
855,073 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 864,667
2,049,431
Total Government & Agency Obligations (Cost
$112,133,167) 106,484,305
Shares
Security
Description Value
Exchange Traded Fund - 0.5%
10,000 iShares Core U.S. Aggregate Bond ETF 996,400
Total Exchange Traded Fund (Cost $990,567) 996,400
Short-Term Investments - 0.8%
Investment Company - 0.8%
1,701,599 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.69% (g) 1,701,599
Total Short-Term Investments (Cost $1,701,599) 1,701,599
Investments, at value - 99.3% (Cost $221,555,629) 205,130,640
Other assets in excess of liabilities - 0.7% 1,441,012
NET ASSETS - 100.0% $ 206,571,652
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2023, the aggregate value of these liquid securities were $43,430,074 or 21.0% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2023.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2023.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2023.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
INCOME FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
NEBRASKA TAX-FREE FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 94.8%
GOVERNMENT SECURITIES - 93.4%
Municipals - 93.4%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 115,945
Illinois - 1.3%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 280,292
400,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 465,233
745,525
Iowa - 0.4%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 235,789
Nebraska - 86.5%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 265,446
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 314,761
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 291,239
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 356,965
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 208,534
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 183,670
150,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 01/01/24 151,142
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 246,824
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 334,376
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 214,261
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 217,994
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 49,614
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 106,292
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 350,727
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 735,519
Principal
Amount
Security
Description Value
$ 80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 $ 80,775
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 360,354
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 250,216
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 345,044
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 162,227
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 457,207
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 311,443
160,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 158,571
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 359,597
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 375,863
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 235,450
200,000 City of Lincoln NE, Nebraska GO,
5.00%, 11/15/34 233,408
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 191,051
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 361,810
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 200,007
155,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/33 168,464
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 396,315
250,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/36 292,527
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 230,511
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 606,796
300,000 City of Omaha NE, Nebraska Tax
Allocation Bond, 4.00%, 02/15/31 332,534
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 389,947
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 251,605

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
NEBRASKA TAX-FREE FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 $ 200,477
140,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 141,246
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 361,870
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 279,964
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 287,546
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 308,542
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 448,381
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 248,654
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 121,896
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 316,415
250,000 County of Sarpy NE, Nebraska GO,
3.00%, 06/01/29 253,043
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 182,257
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 419,761
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 251,947
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 344,304
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 287,579
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,176,611
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 199,960
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 235,755
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 740,827
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 185,567
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,145
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 260,095
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 96,480
Principal
Amount
Security
Description Value
$ 280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 $ 247,801
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 207,861
325,000 Douglas County School District No. 17/
NE, Nebraska GO, 4.00%, 12/15/41 331,706
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 693,444
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 760,282
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 301,052
250,000 Douglas County School District No. 59/
NE, Nebraska GO, 4.00%, 06/15/34 261,823
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 270,315
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 424,723
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 66,009
155,000 Gretna Fire Protection District,
Nebraska GO, 3.20%, 06/01/28 155,357
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 566,259
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 398,018
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 517,800
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 740,249
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 156,430
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 294,787
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 525,618
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 320,628
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 312,788
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 225,266
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 505,135
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 506,990

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
NEBRASKA TAX-FREE FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 $ 972,833
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 280,275
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 529,676
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 121,263
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 333,203
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 300,974
250,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 295,724
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 210,406
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 482,275
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 151,830
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 100,794
290,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 282,127
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 494,754
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 146,463
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 209,282
500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) 496,685
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,024
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 428,528
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 327,556
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 427,494
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 648,265
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 375,566
Principal
Amount
Security
Description Value
$ 1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 $ 1,052,517
300,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 342,449
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 408,585
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 346,826
135,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/28 143,181
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 803,695
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 530,354
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 174,247
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 601,910
300,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 255,793
1,000,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,001,240
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 170,036
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 283,263
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 266,363
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,796
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 802,155
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,038
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 89,909
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 100,039
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 100,231
30,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 30,009
320,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 372,028

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
NEBRASKA TAX-FREE FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 $ 315,163
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 311,158
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 416,831
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 291,193
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 270,284
195,000 State of Nebraska, Nebraska COP,
5.00%, 04/01/28 213,348
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 527,766
175,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 176,101
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 426,214
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,732,382
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 198,598
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 186,207
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 99,224
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 441,165
49,421,044
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 497,149
South Dakota - 0.8%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 429,613
Texas - 1.0%
360,000 City of Lubbock TX, Texas GO, 5.00%,
02/15/36 415,166
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 153,138
568,304
Wisconsin - 2.3%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 426,464
500,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 495,394
340,000 Western Technical College District,
Wisconsin GO, 5.00%, 04/01/31 391,049
1,312,907
53,326,276
Principal
Amount
Security
Description Value
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 1.4%
$ 296,510 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41 (b) $ 234,191
590,085 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 539,672
773,863
Total Government & Agency Obligations (Cost
$55,791,150) 54,100,139
Shares
Security
Description Value
Short-Term Investments - 6.4%
Investment Company - 6.4%
3,675,657 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.69% (c) 3,675,657
Total Short-Term Investments (Cost $3,675,657) 3,675,657
Investments, at value - 101.2% (Cost $59,466,807) 57,775,796
Other liabilities in excess of assets - (1.2)% (657,973)
NET ASSETS - 100.0% $ 57,117,823
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2023.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2023, the aggregate value of these liquid securities were $234,191 or
0.4% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
BALANCED FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 59.5%
Communication Services - 4.8%
6,775 Activision Blizzard, Inc. $ 579,872
12,600 Alphabet, Inc., Class C (a) 1,310,400
14,700 Comcast Corp., Class A 557,277
2,335 Meta Platforms, Inc., Class A (a) 494,880
13,350 Verizon Communications, Inc. 519,182
3,461,611
Consumer Discretionary - 6.4%
11,540 Amazon.com, Inc. (a) 1,191,967
225 Booking Holdings, Inc. (a) 596,792
11,350 Gentex Corp. 318,141
4,005 NIKE, Inc., Class B 491,173
790 O'Reilly Automotive, Inc. (a) 670,694
860 Pool Corp. 294,498
4,850 Royal Caribbean Cruises, Ltd. (a) 316,705
1,785 The Home Depot, Inc. 526,789
7,400 Upbound Group, Inc., Class A 181,374
4,588,133
Consumer Staples - 4.4%
6,070 Church & Dwight Co., Inc. 536,649
2,170 Constellation Brands, Inc., Class A 490,181
1,355 Costco Wholesale Corp. 673,259
5,830 Lamb Weston Holdings, Inc. 609,352
5,910 Walmart, Inc. 871,429
3,180,870
Energy - 2.4%
1,050 Diamondback Energy, Inc. 141,929
2,240 EOG Resources, Inc. 256,771
7,885 Exxon Mobil Corp. 864,669
4,500 Phillips 66 456,210
1,719,579
Financials - 7.8%
9,800 Brown & Brown, Inc. 562,716
3,460 Chubb, Ltd. 671,863
3,000 CME Group, Inc. 574,560
7,900 Equitable Holdings, Inc. 200,581
5,750 First American Financial Corp. 320,045
4,805 Fiserv, Inc. (a) 543,109
4,850 JPMorgan Chase & Co. 632,004
2,295 Mastercard, Inc., Class A 834,026
1,160 Moody's Corp. 354,983
4,070 Morgan Stanley 357,346
2,060 The PNC Financial Services Group, Inc. 261,826
9,050 Wells Fargo & Co. 338,289
5,651,348
Health Care - 8.3%
6,790 Abbott Laboratories 687,555
1,300 AMN Healthcare Services, Inc. (a) 107,848
4,660 Edwards Lifesciences Corp. (a) 385,522
3,045 Eli Lilly & Co. 1,045,714
3,795 Horizon Therapeutics PLC (a) 414,186
Shares
Security
Description Value
1,330 Humana, Inc. $ 645,662
7,500 Inmode, Ltd. (a) 239,700
3,440 Jazz Pharmaceuticals PLC (a) 503,375
6,000 Lantheus Holdings, Inc. (a) 495,360
1,505 Thermo Fisher Scientific, Inc. 867,437
3,430 Zoetis, Inc. 570,889
5,963,248
Industrials - 5.6%
4,690 AMETEK, Inc. 681,598
1,350 Cintas Corp. 624,618
17,200 CSX Corp. 514,968
4,400 MasTec, Inc. (a) 415,536
7,657 Raytheon Technologies Corp. 749,850
4,550 The Timken Co. 371,826
4,155 Waste Management, Inc. 677,971
4,036,367
Information Technology - 13.6%
1,390 Adobe, Inc. (a) 535,664
18,350 Apple, Inc. 3,025,915
1,965 CDW Corp. 382,959
2,872 Entegris, Inc. 235,533
5,700 Microchip Technology, Inc. 477,546
9,245 Microsoft Corp. 2,665,333
4,380 NVIDIA Corp. 1,216,633
1,365 Paycom Software, Inc. (a) 414,974
5,500 Perficient, Inc. (a) 397,045
3,840 QUALCOMM, Inc. 489,907
9,841,509
Materials - 1.8%
4,790 Berry Global Group, Inc. 282,131
2,585 FMC Corp. 315,706
1,665 Linde PLC 591,808
20,231 PureCycle Technologies, Inc. (a) 141,617
1,331,262
Real Estate - 2.3%
2,240 American Tower Corp. REIT 457,721
11,290 First Industrial Realty Trust, Inc. REIT 600,628
4,045 Sun Communities, Inc. REIT 569,860
1,628,209
Utilities - 2.1%
2,505 American Water Works Co., Inc. 366,957
5,190 Atmos Energy Corp. 583,148
7,170 NextEra Energy, Inc. 552,664
1,502,769
Total Common Stocks (Cost $24,862,476) 42,904,905
Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 8.7%
Asset Backed Securities - 4.2%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) 136,739

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
BALANCED FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 181,706 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) $ 177,769
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 46,301
90,094 AXIS Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (b) 87,465
210,000 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (b) 209,072
79,912 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 77,292
110,000 CCG Receivables Trust, 5.82%,
09/16/30 (b) 111,074
220,080 CCG Receivables Trust, 3.91%,
07/16/29 (b) 216,845
234,652 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 213,078
113,478 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (b) 100,150
58,184 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 55,036
32,189 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 30,770
105,000 DLLMT, LLC, 1.00%, 07/21/25 (b) 100,754
49,907 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 43,245
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 119,086
116,936 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 6.28%,
10/15/31 (b)(d) 116,591
114,633 NMEF Funding, LLC, 2.58%,
10/16/28 (b) 111,223
65,000 NMEF Funding, LLC, 6.07%,
06/15/29 (b) 65,466
94,701 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 5.42%, 09/25/61 (d) 90,667
51,020 Pawneee Equipment Receivables,
1.10%, 07/15/27 (b) 49,016
16,228 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
5.61%, 12/24/33 (b)(d) 16,133
119,863 Progress Residential Trust, 1.52%,
07/17/38 (b) 107,589
115,069 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 6.47%,
04/15/29 (d) 114,705
43,057 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 41,872
194,812 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) 162,772
Principal
Amount
Security
Description Value
$ 105,719 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) $ 103,827
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 62,164
129,515 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 109,308
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (b) 161,969
3,037,978
Non-Agency Commercial Mortgage Backed Securities - 3.2%
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (b)(c) 137,883
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 182,452
97,481 BX Commercial Mortgage Trust,
5.84%, 02/15/39 (b)(d) 93,845
160,000 BX Trust (USD 1 Month LIBOR +
0.95%), 5.63%, 09/15/36 (b)(d) 151,775
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 120,815
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 153,965
185,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 5.57%, 11/15/36 (b)(d) 177,772
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 171,933
87,128 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 83,755
107,551 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 102,017
143,960 KNDR 2021-KIND A, 5.89%,
08/15/38 (b)(d) 135,944
125,000 ReadyCap Commercial Morgage Trust
CLO, 6.22%, 01/25/37 (b)(d) 122,128
75,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 5.26%, 07/15/36 (b)(d) 71,836
78,209 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (b)(c) 72,109
130,000 Tricon Residential Trust, 3.86%,
04/17/39 (b) 124,067
100,000 TRTX Issuer, Ltd. CLO, 6.21%,
02/15/39 (b)(d) 97,143
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 72,279
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 137,604
108,254 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 89,148
2,298,470

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
BALANCED FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-Agency Residential Mortgage Backed Securities - 1.3%
$ 104,514 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (b)(c) $ 95,573
33,715 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 5.72%, 12/25/33 (b)(d) 31,976
146,176 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 125,317
46,602 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 44,982
51,587 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 50,007
44,620 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 42,309
13,862 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 13,152
111,152 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 99,681
69,957 Finance of America HECM Buyout,
2.69%, 02/25/32 (b)(c) 66,245
90,179 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 83,680
26,776 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 26,114
26,452 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 24,559
163,233 Onslow Bay Financial LLC, 3.00%,
02/25/52 (b)(c) 144,155
138,670 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 125,072
972,822
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $6,812,796) 6,309,270
Corporate Bonds - 11.7%
Communication Services - 1.1%
348,000 AT&T, Inc., 4.30%, 02/15/30 338,159
150,000 Meta Platforms, Inc., 3.85%, 08/15/32 140,346
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 313,371
791,876
Consumer Discretionary - 1.2%
240,000 Dollar General Corp., 3.50%, 04/03/30 220,448
315,000 McDonald's Corp., 2.13%, 03/01/30 272,431
50,000 Newell Brands, Inc., 4.70%, 04/01/26 48,125
50,000 Starbucks Corp., 2.00%, 03/12/27 45,451
265,000 The Walt Disney Co., 2.65%, 01/13/31 234,146
820,601
Consumer Staples - 0.2%
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 155,273
Principal
Amount
Security
Description Value
Financials - 4.7%
$ 160,000 Bank of America Corp., 2.69%,
04/22/32 (c) $ 133,524
140,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 132,972
326,000 CBRE Services, Inc., 2.50%, 04/01/31 259,551
280,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 267,523
270,000 CME Group, Inc., 3.00%, 03/15/25 261,625
310,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 261,304
310,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 270,620
110,000 KeyCorp, MTN, 2.25%, 04/06/27 93,433
50,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 49,207
270,000 Morgan Stanley, 4.89%, 07/20/33 (c) 265,388
225,000 Regions Financial Corp., 1.80%,
08/12/28 184,450
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 94,750
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 211,581
275,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 265,276
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 195,730
325,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 275,417
3,222,351
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 101,212
37,000 Becton Dickinson & Co., 3.73%,
12/15/24 36,174
137,386
Industrials - 2.3%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 213,108
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 224,823
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 295,028
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 243,679
170,000 TTX Co., 3.60%, 01/15/25 (b) 165,456
175,000 Union Pacific Corp., 3.95%, 09/10/28 172,860
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 241,565
285,000 Waste Management, Inc., 1.50%,
03/15/31 227,330
1,783,849

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
BALANCED FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Information Technology - 2.1%
$ 170,000 Applied Materials, Inc., 1.75%,
06/01/30 $ 142,794
235,000 eBay, Inc., 3.60%, 06/05/27 224,232
140,000 NVIDIA Corp., 2.85%, 04/01/30 127,467
130,000 Oracle Corp., 3.40%, 07/08/24 127,355
155,000 Oracle Corp., 2.30%, 03/25/28 138,713
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 256,702
280,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 223,560
310,000 Xilinx, Inc., 2.38%, 06/01/30 270,562
1,511,385
Total Corporate Bonds (Cost $9,245,092) 8,422,721
Government & Agency Obligations - 15.9%
GOVERNMENT SECURITIES - 15.3%
Municipals - 0.2%
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 98,787
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 43,230
142,017
Treasury Inflation Index Securities - 0.4%
268,226 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 270,286
U.S. Treasury Securities - 14.7%
245,000 U.S. Treasury Note, 2.75%, 11/15/23 241,928
1,005,000 U.S. Treasury Note, 2.13%, 11/30/24 971,278
3,095,000 U.S. Treasury Note, 2.13%, 05/15/25 2,975,311
2,685,000 U.S. Treasury Note, 2.25%, 02/15/27 2,543,723
2,450,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 2,147,769
1,960,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 1,720,206
10,600,215
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. - 0.4%
59,490 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 58,381
40,356 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 38,325
20,448 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 20,015
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 212,815
329,536
Federal National Mortgage Association - 0.1%
15,351 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 15,051
65,659 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29 (c) 62,353
77,404
Principal
Amount
Security
Description Value
Government National Mortgage Association - 0.1%
$ 64,239 Government National Mortgage
Association, 3.50%, 01/20/69 (c) $ 62,214
Total Government & Agency Obligations (Cost
$11,827,261) 11,481,672
Shares
Security
Description Value
Short-Term Investments - 4.0%
Investment Company - 4.0%
2,912,914 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.69% (h) 2,912,914
Total Short-Term Investments (Cost $2,912,914) 2,912,914
Investments, at value - 99.8% (Cost $55,660,539) 72,031,482
Other assets in excess of liabilities - 0.2% 122,513
NET ASSETS - 100.0% $ 72,153,995
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2023, the aggregate value of these liquid securities were $6,386,873 or
8.9% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2023.
(d) Floating rate security. Rate presented is as of March 31, 2023.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2023.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
SMALL/MID CAP FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 97.9%
Communication Services - 1.8%
1,527 Nexstar Media Group, Inc., Class A $ 263,652
Consumer Discretionary - 10.6%
1,986 Burlington Stores, Inc. (a) 401,371
2,170 Dorman Products, Inc. (a) 187,184
1,486 LGI Homes, Inc. (a) 169,449
6,235 Ollie's Bargain Outlet Holdings, Inc. (a) 361,256
1,711 Tractor Supply Co. 402,153
1,521,413
Consumer Staples - 3.5%
1,093 Casey's General Stores, Inc. 236,591
492 Coca-Cola Consolidated, Inc. 263,259
499,850
Energy - 3.9%
13,629 CNX Resources Corp. (a) 218,336
8,246 Marathon Oil Corp. 197,574
5,392 SM Energy Co. 151,839
567,749
Financials - 14.9%
5,993 Atlantic Union Bankshares Corp. 210,055
3,121 Brown & Brown, Inc. 179,208
2,450 Cullen/Frost Bankers, Inc. 258,083
225 Markel Corp. (a) 287,417
5,083 Moelis & Co., Class A 195,391
3,363 Selective Insurance Group, Inc. 320,595
3,948 SouthState Corp. 281,334
4,816 Stifel Financial Corp. 284,577
2,387 UMB Financial Corp. 137,778
2,154,438
Health Care - 11.7%
3,238 AMN Healthcare Services, Inc. (a) 268,625
1,018 ICON PLC (a) 217,435
3,430 Integra LifeSciences Holdings Corp. (a) 196,916
1,035 Molina Healthcare, Inc. (a) 276,852
3,430 Omnicell , Inc. (a) 201,238
2,554 Pacira BioSciences , Inc. (a) 104,229
3,113 PerkinElmer, Inc. 414,838
1,680,133
Industrials - 23.1%
1,636 Broadridge Financial Solutions, Inc. 239,789
860 CACI International, Inc., Class A (a) 254,801
1,210 Carlisle Cos., Inc. 273,545
2,946 EnerSys 255,949
1,127 ExlService Holdings, Inc. (a) 182,382
3,338 Fortune Brands Innovations, Inc. 196,041
1,753 Forward Air Corp. 188,903
3,230 Franklin Electric Co., Inc. 303,943
2,946 ICF International, Inc. 323,176
2,379 Oshkosh Corp. 197,885
1,945 Quanta Services, Inc. 324,115
3,146 Robert Half International, Inc. 253,473
Shares
Security
Description Value
2,329 Tetra Tech, Inc. $ 342,153
3,336,155
Information Technology - 16.7%
2,571 Ambarella , Inc. (a) 199,047
4,023 Black Knight, Inc. (a) 231,564
3,756 Blackbaud , Inc. (a) 260,291
2,596 Diodes, Inc. (a) 240,805
1,377 Littelfuse , Inc. 369,160
2,462 MKS Instruments, Inc. 218,182
3,706 Power Integrations, Inc. 313,676
2,420 PTC, Inc. (a) 310,317
2,028 Qualys , Inc. (a) 263,680
2,406,722
Materials - 3.5%
1,644 Balchem Corp. 207,933
3,347 RPM International, Inc. 291,992
499,925
Real Estate - 5.5%
3,297 Agree Realty Corp. REIT 226,207
11,534 Easterly Government Properties, Inc.
REIT 158,477
1,260 Jones Lang LaSalle, Inc. (a) 183,318
2,262 Lamar Advertising Co., Class A REIT 225,951
793,953
Utilities - 2.7%
3,547 IDACORP, Inc. 384,246
Total Common Stocks (Cost $13,190,209) 14,108,236
Shares
Security
Description Value
Short-Term Investments - 2.3%
Investment Company - 2.3%
325,726 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.69% (b) 325,726
Total Short-Term Investments (Cost $325,726) 325,726
Investments, at value - 100.2% (Cost $13,515,935) 14,433,962
Other liabilities in excess of assets - (0.2)% (22,529)
NET ASSETS - 100.0% $ 14,411,433

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
SMALL COMPANY FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 97.8%
Communication Services - 1.2%
915,981 Gray Television, Inc. $ 7,987,354
Consumer Discretionary - 10.2%
149,788 Boot Barn Holdings, Inc. (a) 11,479,752
137,249 Dorman Products, Inc. (a) 11,839,099
214,233 La-Z-Boy, Inc. 6,229,896
69,080 LGI Homes, Inc. (a) 7,877,193
161,796 Monarch Casino & Resort, Inc. 11,997,173
184,746 Ollie's Bargain Outlet Holdings, Inc. (a) 10,704,183
140,821 Patrick Industries, Inc. 9,689,893
69,817,189
Consumer Staples - 3.0%
22,951 Coca-Cola Consolidated, Inc. 12,280,621
334,003 Hostess Brands, Inc. (a) 8,309,995
20,590,616
Energy - 5.7%
697,188 CNX Resources Corp. (a) 11,168,952
342,514 Northern Oil and Gas, Inc. 10,395,300
1,191,694 Permian Resources Corp. 12,512,787
182,239 SM Energy Co. 5,131,850
39,208,889
Financials - 15.9%
402,475 Atlantic Union Bankshares Corp. 14,106,749
242,351 BRP Group, Inc., Class A (a) 6,170,256
179,275 Cass Information Systems, Inc. 7,764,400
213,625 Mercantile Bank Corp. 6,532,653
290,837 Moelis & Co., Class A 11,179,774
205,721 Origin Bancorp, Inc. 6,613,930
244,555 Seacoast Banking Corp. of Florida 5,795,954
202,226 Selective Insurance Group, Inc. 19,278,205
153,816 SouthState Corp. 10,960,928
226,468 Stewart Information Services Corp. 9,137,984
89,295 UMB Financial Corp. 5,154,107
176,387 United Bankshares , Inc. 6,208,822
108,903,762
Health Care - 13.3%
77,516 Addus HomeCare Corp. (a) 8,275,608
118,250 AMN Healthcare Services, Inc. (a) 9,810,020
387,124 Avanos Medical, Inc. (a) 11,513,068
140,289 Harmony Biosciences Holdings, Inc. (a) 4,580,436
192,270 Integer Holdings Corp. (a) 14,900,925
194,094 Integra LifeSciences Holdings Corp. (a) 11,142,937
27,739 Medpace Holdings, Inc. (a) 5,216,319
216,285 Omnicell , Inc. (a) 12,689,441
117,414 Pacira BioSciences , Inc. (a) 4,791,665
236,728 Supernus Pharmaceuticals, Inc. (a) 8,576,655
91,497,074
Industrials - 21.5%
134,741 American Woodmark Corp. (a) 7,015,964
275,562 Barnes Group, Inc. 11,099,637
133,601 Comfort Systems USA, Inc. 19,500,402
Shares
Security
Description Value
84,052 CSW Industrials, Inc. $ 11,677,344
149,712 EnerSys 13,006,979
123,418 EnPro Industries, Inc. 12,821,896
41,874 ExlService Holdings, Inc. (a) 6,776,470
104,115 Forward Air Corp. 11,219,432
150,320 Franklin Electric Co., Inc. 14,145,112
140,669 ICF International, Inc. 15,431,389
210,205 Kforce , Inc. 13,293,364
219,629 Korn Ferry 11,363,605
147,351,594
Information Technology - 16.0%
118,478 Advanced Energy Industries, Inc. 11,610,844
108,826 Ambarella , Inc. (a) 8,425,309
391,456 Benchmark Electronics, Inc. 9,273,593
234,752 Blackbaud , Inc. (a) 16,268,313
455,064 Cambium Networks Corp. (a) 8,063,734
216,361 CTS Corp. 10,701,215
149,864 Diodes, Inc. (a) 13,901,385
162,708 Onto Innovation, Inc. (a) 14,298,779
99,327 Power Integrations, Inc. 8,407,037
55,933 SPS Commerce, Inc. (a) 8,518,596
109,468,805
Materials - 3.1%
89,979 Balchem Corp. 11,380,544
130,713 Kaiser Aluminum Corp. 9,755,111
21,135,655
Real Estate - 5.0%
94,995 Agree Realty Corp. REIT 6,517,607
571,186 Easterly Government Properties, Inc.
REIT 7,848,096
373,369 Marcus & Millichap, Inc. 11,988,878
802,443 Sunstone Hotel Investors, Inc. REIT 7,928,137
34,282,718
Utilities - 2.9%
59,809 Chesapeake Utilities Corp. 7,654,954
116,274 IDACORP, Inc. 12,595,962
20,250,916
Total Common Stocks (Cost $524,110,058) 670,494,572
Shares
Security
Description Value
Short-Term Investments - 2.1%
Investment Company - 2.1%
14,440,451 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.69% (b) 14,440,451
Total Short-Term Investments (Cost $14,440,451) 14,440,451
Investments, at value - 99.9% (Cost $538,550,509) 684,935,023
Other assets in excess of liabilities - 0.1% 989,343
NET ASSETS - 100.0% $ 685,924,366

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2023
SMALL COMPANY FUND
Annual Report 2023
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
REIT
Real Estate Investment Trust

Annual Report 2023
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2023

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Assets:
Investments, at cost $ 260,421,723
Unrealized appreciation (depreciation) of investments
(10,263,624)
Total investments, at value 250,158,099
Receivable for capital shares issued 493,975
Receivable for investments sold 510,092
Interest and dividends receivable 1,327,086
Receivable from investment advisor –
Prepaid expenses 18,989
Total Assets
252,508,241
Liabilities:
Distributions payable 324,081
Payable for investments purchased –
Payable for capital shares redeemed 138,912
Accrued expenses and other payables:
Investment advisory fees 57,508
Administration fees payable to non-related parties 10,383
Administration fees payable to related parties 14,797
Shareholder service fees 1,801
Other fees 53,515
Total Liabilities
600,997
Net Assets
$ 251,907,244
Composition of Net Assets:
Paid-In Capital $ 267,730,715
Distributable earnings (15,823,471)
Net Assets
$ 251,907,244
Institutional Class:
Net assets 5,843,075
Shares of beneficial interest (See note 5 ) 666,425
Net asset value, offering and redemption price per share
$ 8.77
Institutional Plus Class:
Net assets 246,064,169
Shares of beneficial interest (See note 5 ) 27,977,637
Net asset value, offering and redemption price per share
$ 8.80

Annual Report 2023
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2023

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 221,555,629 $ 59,466,807 $ 55,660,539 $ 13,515,935 $ 538,550,509
(16,424,989) (1,691,011) 16,370,943 918,027 146,384,514
205,130,640 57,775,796 72,031,482 14,433,962 684,935,023
433,317 2,000 26,236 650 1,235,746
443,351 – 455,007 – –
1,114,862 494,084 174,098 4,366 578,021
– 803 – – –
17,250 4,990 8,876 3,871 62,799
207,139,420 58,277,673 72,695,699 14,442,849 686,811,589
323,166 96,034 – – –
– 997,933 417,809 – –
125,544 27,703 36,745 509 258,181
48,515 – 33,149 167 443,484
8,473 2,351 2,944 591 28,202
12,075 3,351 4,195 842 40,192
793 – 9,149 14 21,244
49,202 32,478 37,713 29,293 95,920
567,768 1,159,850 541,704 31,416 887,223
$ 206,571,652 $ 57,117,823 $ 72,153,995 $ 14,411,433 $ 685,924,366
$ 226,979,656 $ 59,287,857 $ 54,227,142 $ 13,764,386 $ 526,009,108
(20,408,004) (2,170,034) 17,926,853 647,047 159,915,258
$ 206,571,652 $ 57,117,823 $ 72,153,995 $ 14,411,433 $ 685,924,366
2,564,072 – 30,017,468 402,015 51,987,279
279,496 – 1,717,144 29,361 1,913,989
$ 9.17 $ – $ 17.48 $ 13.69 $ 27.16
204,007,580 57,117,823 42,136,527 14,009,418 633,937,087
22,244,720 6,211,009 2,448,054 1,020,069 23,163,585
$ 9.17 $ 9.20 $ 17.21 $ 13.73 $ 27.37

Annual Report 2023
Statements of Operations
Year Ended March 31, 2023

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Investment Income:
Interest $ 5,762,104
Dividend 92,070
Total Income
5,854,174
Expenses:
Investment advisory fees (Note 3) 1,105,276
Administration fees 266,194
Shareholder service fees - Institutional Class 10,447
Custodian fees 20,001
Chief compliance officer fees 20,781
Director fees 29,578
Registration and filing fees 7,381
Transfer agent fees 69,504
Other Fees 143,909
Total expenses before waivers 1,673,071
Expenses waived by adviser (Note 3)
(598,708)
Total Expenses
1,074,363
Net Investment Income (Loss)
4,779,811
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions (1,164,927)
Change in unrealized appreciation (depreciation) on investments
(3,423,509)
Net realized and unrealized (loss) on investments
(4,588,436)
Net increase (decrease) in net assets from operations
$ 191,375

Annual Report 2023
Statements of Operations
Year Ended March 31, 2023

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 5,911,196 $ 1,266,696 $ 756,850 $ – $ 90
60,351 58,467 656,828 130,348 10,050,833
5,971,547 1,325,163 1,413,678 130,348 10,050,923
1,086,200 228,980 539,756 91,902 5,733,370
218,017 68,936 86,661 13,022 812,186
3,455 – 51,883 22 114,044
18,578 6,209 6,910 5,186 50,784
17,147 5,284 6,582 1,068 61,139
24,011 7,800 9,673 1,364 90,611
8,049 2,290 9,026 15,755 30,756
65,076 20,298 44,507 33,134 240,664
123,693 83,889 92,546 45,357 180,034
1,564,226 423,686 847,544 206,810 7,313,588
(641,904) (169,110) (225,111) (108,559) (758,198)
922,322 254,576 622,433 98,251 6,555,390
5,049,225 1,070,587 791,245 32,097 3,495,533
(1,936,967) (410,527) 1,846,408 (170,928) 47,310,673
(11,441,382) (580,986) (6,493,121) (428,302) (77,151,814)
(13,378,349) (991,513) (4,646,713) (599,230) (29,841,141)
$ (8,329,124) $ 79,074 $ (3,855,468) $ (567,133) $ (26,345,608)

Annual Report 2023
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND INCOME FUND
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2022
Operations:
Net investment income $ 4,779,811 $ 2,871,492 $ 5,049,225 $ 3,699,267
Net realized gain (loss) on investment
transactions (1,164,927) 635,054 (1,936,967) 1,451,112
Net change in unrealized appreciation
(depreciation) on investments (3,423,509) (9,576,753) (11,441,382) (12,101,557)
Net increase (decrease) in net assets from operations
191,375 (6,070,207) (8,329,124) (6,951,178)
Distributions to Shareholders:
Institutional Class (151,503) (167,418) (72,647) (75,035)
Institutional Plus Class (5,652,771) (4,200,000) (5,298,212) (4,805,926)
Change in net assets from distributions to
shareholders
(5,804,274) (4,367,418) (5,370,859) (4,880,961)
Capital Transactions:
Proceeds from shares issued
Institutional Class 398,623 1,035,714 453,519 388,955
Institutional Plus Class 84,973,412 39,169,629 78,478,237 24,959,818
Proceeds from dividends reinvested
Institutional Class 101,116 120,741 71,821 73,669
Institutional Plus Class 1,500,903 816,732 1,094,921 682,336
Cost of shares redeemed
Institutional Class
(2,348,003) (3,403,173) (774,118) (2,204,848)
Institutional Plus Class
(48,421,673) (43,322,579) (35,987,596) (38,540,061)
Change in net assets from capital transactions
36,204,378 (5,582,936) 43,336,784 (14,640,131)
Change in net assets
30,591,479 (16,020,561) 29,636,801 (26,472,270)
Net Assets:
Beginning of Year
221,315,765 237,336,326 176,934,851 203,407,121
End of Year
$ 251,907,244 $ 221,315,765 $ 206,571,652 $ 176,934,851
Share Transactions Institutional Class:
Shares issued 44,857 111,502 48,684 36,616
Shares reinvested 11,546 12,955 7,818 7,002
Shares redeemed
(264,685) (366,539) (82,234) (207,852)
Change in shares
(208,282) (242,082) (25,732) (164,234)
Share Transactions Institutional Plus Class:
Shares issued 9,669,795 4,191,769 8,511,319 2,371,697
Shares reinvested 170,925 87,479 119,526 64,739
Shares redeemed
(5,505,865) (4,643,983) (3,940,744) (3,668,090)
Change in shares
4,334,855 (364,735) 4,690,101 (1,231,654)

Annual Report 2023
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE FUND BALANCED FUND SMALL/MID CAP FUND SMALL COMPANY FUND
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2023
For the Year
Ended
March 31, 2022
$ 1,070,587 $ 1,105,539 $ 791,245 $ 483,704 $ 32,097 $ 1,905 $ 3,495,533 $ 2,322,010
(410,527) 36,290 1,846,408 6,139,255 (170,928) 179,633 47,310,673 123,598,693
(580,986) (3,968,078) (6,493,121) (1,274,367) (428,302) 303,794 (77,151,814) (57,061,092)
79,074 (2,826,249) (3,855,468) 5,348,592 (567,133) 485,332 (26,345,608) 68,859,611
– – (1,607,077) (2,963,761) (6,533) (1,314) (6,118,398) (8,381,078)
(1,070,132) (1,192,930) (2,315,867) (3,739,640) (229,573) (173,882) (75,302,122) (96,402,217)
(1,070,132) (1,192,930) (3,922,944) (6,703,401) (236,106) (175,196) (81,420,520) (104,783,295)
– – 1,496,026 2,009,855 150,767 270,449 9,490,706 9,187,390
19,369,646 6,476,424 4,521,272 5,098,845 8,455,979 3,487,213 196,602,512 193,305,916
– – 1,474,414 2,793,569 6,533 1,314 5,001,970 7,601,878
182,467 189,719 1,978,584 3,170,396 123,626 89,540 31,878,738 43,614,208
– – (4,318,356) (6,165,885) (22,575) (12,772) (12,154,537) (26,458,746)
(25,074,071) (11,270,798) (5,011,852) (4,472,514) (1,290,113) (116,749) (181,585,498) (237,840,771)
(5,521,958) (4,604,655) 140,088 2,434,266 7,424,217 3,718,995 49,233,891 (10,590,125)
(6,513,016) (8,623,834) (7,638,324) 1,079,457 6,620,978 4,029,131 (58,532,237) (46,513,809)
63,630,839 72,254,673 79,792,319 78,712,862 7,790,455 3,761,324 744,456,603 790,970,412
$ 57,117,823 $ 63,630,839 $ 72,153,995 $ 79,792,319 $ 14,411,433 $ 7,790,455 $ 685,924,366 $ 744,456,603
– – 81,294 97,882 10,580 18,107 334,129 271,497
– – 87,936 137,981 484 86 191,280 234,626
– – (246,206) (306,098) (1,601) (866) (418,652) (763,835)
– – (76,976) (70,235) 9,463 17,327 106,757 (257,712)
2,118,760 659,124 259,496 253,603 603,266 234,427 6,782,803 5,708,750
20,140 19,417 119,702 158,772 9,124 5,871 1,210,739 1,337,203
(2,779,695) (1,154,633) (289,302) (219,532) (93,628) (7,901) (6,213,360) (6,848,961)
(640,795) (476,092) 89,896 192,843 518,762 232,397 1,780,182 196,992

Financial Highlights
For a Share Outstanding
Annual Report 2023

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
03/31/23 $ 9.00 $ 0.18 $ (0.20) $ (0.02) $ (0.19) $ (0.02)
$ —
$ 8.77 (0.13) % $ 5,843 0.65%
(e)
2.00%
(e)
1.28%
(e)
35%
03/31/22 9.42 0.10 (0.36) (0.26) (0.15) (0.01)
—
9.00 (2.80) 7,873 0.65 1.07 1.09 40
03/31/21 9.30 0.14 0.18 0.32 (0.18) (0.02)
—
9.42 3.44 10,518 0.68 1.43 1.21 50
03/31/20 9.27 0.20 0.04 0.24 (0.20) (0.01)
—
9.30 2.60 10,650 0.71 2.09 1.21 50
03/31/19 9.21 0.19 0.07 0.26 (0.19) (0.01)
—
9.27 2.88 10,569 0.76 2.03 1.17 43
Institutional Plus Class
03/31/23 9.03 0.19 (0.19) 0.00 (0.21) (0.02)
—
8.80 0.05 246,064 0.48
(e)
2.17
(e)
0.74
(e)
35
03/31/22 9.45 0.12 (0.36) (0.24) (0.17) (0.01)
—
9.03 (2.64) 213,443 0.49 1.23 0.72 40
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02)
—
9.45 3.63 226,818 0.49 1.61 0.73 50
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01)
—
9.33 0.00 189,728 0.52 2.27 0.72 50
03/31/19 9.24 0.21 0.06 0.27 (0.21) (0.01)
—
9.29 2.99 171,660 0.54 2.25 0.73 43
INCOME FUND
Institutional Class
03/31/23 9.91 0.25 (0.73) (0.48) (0.25) (0.01)
—
9.17 (4.81) 2,564 0.63
(e)
2.67
(e)
1.79
(e)
27
03/31/22 10.56 0.18 (0.58) (0.40) (0.24) (0.01)
—
9.91 (3.92) 3,025 0.66 1.75 1.56 28
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01)
—
10.56 1.34 4,959 0.72 1.70 1.52 34
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01)
—
10.67 7.27 5,884 0.75 2.29 1.52 30
03/31/19 10.09 0.25 0.18 0.43 (0.29) (0.01)
—
10.22 4.31 6,322 0.80 2.49 1.48 33
Institutional Plus Class
03/31/23 9.91 0.26 (0.73) (0.47) (0.26) (0.01)
—
9.17 (4.68) 204,008 0.51
(e)
2.79
(e)
0.85
(e)
27
03/31/22 10.56 0.20 (0.59) (0.39) (0.25) (0.01)
—
9.91 (3.80) 173,910 0.53 1.88 0.83 28
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01)
—
10.56 1.52 198,448 0.55 1.88 0.82 34
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01)
—
10.67 7.47 210,986 0.56 2.48 0.82 30
03/31/19 10.09 0.27 0.17 0.44 (0.30) (0.01)
—
10.22 4.50 190,280 0.61 2.67 0.82 33
NEBRASKA TAX-FREE FUND
Institutional Plus Class
03/31/23 9.29 0.17 (0.09) 0.08 (0.17) —
—
9.20 0.91 57,118 0.44 1.87 0.74 19
03/31/22 9.86 0.15 (0.56) (0.41) (0.15) (0.01)
—
9.29 (4.17) 63,631 0.45 1.57 0.68 11
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01)
—
9.86 3.08 72,255 0.45 1.63 0.67 15
03/31/20 9.59 0.20 0.15 0.35 (0.21) —
—
9.73 3.71 75,669 0.45 2.10 0.65 39
03/31/19 9.50 0.24 0.17 0.41 (0.25) — (0.07) 9.59 4.39 72,945 0.45 2.52 0.66 17
BALANCED FUND
Institutional Class
03/31/23 19.37 0.18 (1.13) (0.95) (0.16) (0.78)
—
17.48 (4.63) 30,017 0.96 1.00 1.31 22
03/31/22 19.66 0.10 1.28 1.38 (0.10) (1.57)
—
19.37 6.65 34,743 1.00 0.48 1.28 23
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97)
—
19.66 31.47 36,650 1.02 0.71 1.30 21
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68)
—
15.83 (1.52) 32,819 1.04 1.00 1.28 19
03/31/19 16.87 0.15 1.00 1.15 (0.15) (1.02)
—
16.85 7.22 39,049 1.09 0.90 1.28 23
Institutional Plus Class
03/31/23 19.10 0.20 (1.10) (0.90) (0.21) (0.78)
—
17.21 (4.46) 42,137 0.79 1.17 1.08 22
03/31/22 19.43 0.14 1.25 1.39 (0.15) (1.57)
—
19.10 6.79 45,049 0.81 0.67 1.03 23
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97)
—
19.43 31.76 42,063 0.84 0.89 1.05 21
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68)
—
15.66 (1.34) 31,450 0.85 1.19 1.03 19
03/31/19 16.73 0.19 0.98 1.17 (0.19) (1.02)
—
16.69 7.43 32,477 0.90 1.10 1.04 23

Financial Highlights
For a Share Outstanding
Annual Report 2023

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SMALL/MID CAP FUND
Institutional Class
03/31/23 $ 14.89 $ 0.04 $ (1.00) $ (0.96)
$ —
$ (0.24)
$ —
$ 13.69 (6.45)% $ 402 0.92% 0.28% 5.92% 24%
03/31/22 13.83 0.01 1.60 1.61 — (0.55)
—
14.89 11.58 296 0.95 0.04 33.98 22
03/31/21 8.01 0.00
(f)
5.82 5.82 — —
—
13.83 72.66 36 1.19 (0.01) 77.98 28
03/31/20
(g)
10.00 0.03 (2.00) (1.97) (0.02) —
—
8.01 (19.78) 19 1.17 0.41 70.42 13
Institutional Plus Class
03/31/23 14.95 0.04 (1.01) (0.97) (0.01) (0.24)
—
13.73 (6.49) 14,009 0.91 0.30 1.76 24
03/31/22 13.86 0.01 1.63 1.64 — (0.55)
—
14.95 11.77 7,494 0.95 0.04 2.12 22
03/31/21 8.02 0.03 5.84 5.87 (0.03) —
—
13.86 73.22 3,726 0.95 0.24 3.02 28
03/31/20
(g)
10.00 0.04 (2.00) (1.96) (0.02) —
—
8.02 (19.63) 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
03/31/23 31.88 0.09 (1.27) (1.18) (0.00)
(f)
(3.54)
—
27.16 (3.25) 51,987 1.17 0.32 1.35 37
03/31/22 33.85 0.04 3.14 3.18 — (5.15)
—
31.88 9.16 57,610 1.18 0.11 1.33 41
03/31/21 20.27 0.07 13.52 13.59 (0.01) —
—
33.85 67.03 69,896 1.17 0.28 1.34 64
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38)
—
20.27 (24.71) 55,890 1.21 0.28 1.34 33
03/31/19 28.21 0.03 0.35 0.38 — (1.32)
—
27.27 1.67 94,013 1.20 0.11 1.30 26
Institutional Plus Class
03/31/23 32.12 0.16 (1.28) (1.12) (0.09) (3.54)
—
27.37 (3.02) 633,937 0.96 0.54 1.06 37
03/31/22 34.03 0.12 3.16 3.28 (0.04) (5.15)
—
32.12 9.41 686,847 0.96 0.33 1.05 41
03/31/21 20.40 0.13 13.60 13.73 (0.10) —
—
34.03 67.37 721,075 0.96 0.49 1.05 64
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38)
—
20.40 (24.55) 522,989 0.98 0.50 1.05 33
03/31/19 28.35 0.09 0.35 0.44 (0.02) (1.32)
—
27.45 1.90 721,976 0.99 0.32 1.08 26
(a) Per share data calculated using average share method.
(b) Not annualized for a period less than one year.
(c) Annualized for a period less than one year.
(d) Ratios excluding contractual and voluntary waivers.
(e) The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f) Amount represents less than $0.005.
(g) Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and Institutional Plus Class shares was August 2, 2019 and August 1,
2019, respectively.

Notes to Financial Statements
March 31, 2023
Annual Report 2023

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The
Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Small/Mid Cap Fund
and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income Fund, Balanced
Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type

Notes to Financial Statements
March 31, 2023
Annual Report 2023

of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements
March 31, 2023
Annual Report 2023

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2023, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 50,142,807 $ – $ 50,142,807
Non-Agency Commercial Mortgage Backed Securities – 33,141,738 – 33,141,738
Non-Agency Residential Mortgage Backed Securities – 16,526,449 – 16,526,449
Corporate Bonds – 67,658,819 – 67,658,819
Government & Agency Obligations – 77,369,875 – 77,369,875
Preferred Stocks 375,000 – – 375,000
Exchange Traded Fund 990,990 – – 990,990
Short-Term Investments 3,952,421 – – 3,952,421
Total $ 5,318,411 $ 244,839,688 $ – $ 250,158,099
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 16,864,610 $ – $ 16,864,610
Non-Agency Commercial Mortgage Backed Securities – 11,952,826 – 11,952,826
Non-Agency Residential Mortgage Backed Securities – 16,462,279 – 16,462,279
Corporate Bonds – 50,668,621 – 50,668,621
Government & Agency Obligations – 106,484,305 – 106,484,305
Exchange Traded Fund 996,400 – – 996,400
Short-Term Investments 1,701,599 – – 1,701,599
Total $ 2,697,999 $ 202,432,641 $ – $ 205,130,640
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 54,100,139 $ – $ 54,100,139
Short-Term Investments 3,675,657 – – 3,675,657
Total $ 3,675,657 $ 54,100,139 $ – $ 57,775,796

Notes to Financial Statements
March 31, 2023
Annual Report 2023

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 42,904,905 $ – $ – $ 42,904,905
Asset Backed Securities – 3,037,978 – 3,037,978
Non-Agency Commercial Mortgage Backed Securities – 2,298,470 – 2,298,470
Non-Agency Residential Mortgage Backed Securities – 972,822 – 972,822
Corporate Bonds – 8,422,721 – 8,422,721
Government & Agency Obligations – 11,481,672 – 11,481,672
Short-Term Investments 2,912,914 – – 2,912,914
Total $ 45,817,819 $ 26,213,663 $ – $ 72,031,482
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 14,108,236 $ – $ – $ 14,108,236
Short-Term Investments 325,726 – – 325,726
Total $ 14,433,962 $ – $ – $ 14,433,962
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 670,494,572 $ – $ – $ 670,494,572
Short-Term Investments 14,440,451 – – 14,440,451
Total $ 684,935,023 $ – $ – $ 684,935,023

Notes to Financial Statements
March 31, 2023
Annual Report 2023

(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Small/Mid Cap Fund and Small
Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a wholly-owned subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the
Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, and 0.85% for each of the Small/Mid Cap Fund and Small
Company Fund. First National Advisers, LLC (“FNA” or “Sub-Adviser”), a wholly-owned subsidiary of FNBO, serves as the investment sub-
adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund and Balanced Fund. Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement, Tributary pays FNA a fee equal to
0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20%
of the average daily net assets of the Nebraska Tax-Free Fund, and 0.375% of the average daily net assets of the Balanced Fund.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows. These fee waivers will continue through August 1, 2023, unless the Board approves a change in or elimination of the waiver.
Prior to August 1, 2022, the expense caps for Short-Intermediate Bond Fund, Income Fund and Small/Mid Cap Fund were 0.49%, 0.53% and
0.95%, respectively.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the year ended March 31, 2023, fees waived were as follows:
Expense Caps
Short-Intermediate Bond Fund 0.48%
Income Fund 0.50
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.80
Small/Mid Cap Fund 0.90
Small Company Fund 0.96

Notes to Financial Statements
March 31, 2023
Annual Report 2023

Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At March 31, 2023, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,691,618; Income Fund
– $1,880,827; Nebraska Tax-Free Fund – $499,431; Balanced Fund – $607,613; Small/Mid Cap Fund – $244,473; Small Company Fund –
$2,219,064.
U.S. Bank, N.A. serves as the custodian for each of the Funds. SS&C GIDS, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Co-Administrators”) serve as Co-Administrators of the Funds. Certain directors and officers of the
Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the year ended March 31, 2023, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $39; Income Fund – $33; Balanced Fund – $107;
Small/Mid Cap Fund – $0 and Small Company Fund – $0. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the year ended March 31, 2023, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended March 31, 2023, were as follows:
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 597,354 $ – $ 1,354 $ 598,708
Income Fund 640,795 – 1,109 641,904
Nebraska Tax-Free Fund 168,759 – 351 169,110
Balanced Fund 224,670 – 441 225,111
Small/Mid Cap Fund 91,902 16,591 66 108,559
Small Company Fund 754,068 – 4,130 758,198
Purchases Sales
Short-Intermediate Bond Fund $ 51,221,115 $ 61,429,002
Income Fund 18,348,259 31,603,625
Nebraska Tax-Free Fund 10,404,575 17,662,778
Balanced Fund 7,374,140 12,020,480
Small/Mid Cap Fund 9,620,709 2,649,705
Small Company Fund 245,559,153 270,831,324

Notes to Financial Statements
March 31, 2023
Annual Report 2023

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. Prior to September 8, 2022, the transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. Effective September 8, 2022, the transaction must be effected at a “readily available market quotation”, which is defined as a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date (provided that a quotation will not be readily available if it is not reliable).
For the year ended March 31, 2023, the Nebraska Tax-Free Fund engaged in securities transactions with affiliates, as set forth below. At its regularly scheduled quarterly meetings, the Board of Directors reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7:
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to the utilization of equalization. These reclassifications have no impact on net assets.
Purchases Sales
Short-Intermediate Bond Fund $ 57,831,914 $ 14,392,849
Income Fund 71,387,221 17,226,208
Nebraska Tax-Free Fund – 9,915
Balanced Fund 7,496,367 4,623,279
Purchases Sales Net Realized Gains (Losses)
$ 314,793 $ 972,226 $ (2,237)
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund – –
Small/Mid Cap Fund – –
Small Company Fund (3,550,000) 3,550,000

Notes to Financial Statements
March 31, 2023
Annual Report 2023

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2022 and March 31, 2023.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
As of March 31, 2023, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2023, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2023 and March 31, 2022, were as follows:
At March 31, 2023, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 261,334,896 $ 535,247 $ (11,712,044) $ (11,176,797)
Income Fund 222,719,296 820,990 (18,409,646) (17,588,656)
Nebraska Tax-Free Fund 59,493,319 226,799 (1,944,322) (1,717,523)
Balanced Fund 55,806,220 19,025,734 (2,800,472) 16,225,262
Small/Mid Cap Fund 13,622,204 1,685,399 (873,641) 811,758
Small Company Fund 542,868,037 181,373,966 (39,306,980) 142,066,986
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital
Loss Carry
Forward***
Short-Intermediate Bond Fund $ 341,705 $ – $ – $ (324,081) $ (11,176,797) $ (4,664,298)
Income Fund 803,899 – – (323,166) (17,588,656) (3,300,081)
Nebraska Tax-Free Fund 5,825 90,500 – (96,034) (1,717,523) (452,802)
Balanced Fund 25,723 – 1,675,868 – 16,225,262 –
Small/Mid Cap Fund 13,470 – – – 811,758 (178,181)
Small Company Fund 3,583,939 – 14,264,333 – 142,066,986 –
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, bond income accruals, return of capital paid by REIT securities and equity return of capital securities.
*** Capital loss carry forward includes deferred post October loss and late year losses.
Net Ordinary Income* Tax Exempt Income Net Long Term Capital Gains** Total Distributions Paid***
2023 2022 2023 2022 2023 2022 2023 2022
Short-Intermediate Bond
Fund $ 5,755,855 $ 4,396,939 $ – $ – $ – $ – $ 5,755,855 $ 4,396,939
Income Fund 5,367,082 4,919,849 – – – – 5,367,082 4,919,849
Nebraska Tax-Free Fund 59,851 13,975 992,361 1,099,532 – 87,333 1,052,212 1,200,840
Balanced Fund 772,020 983,698 – – 3,150,924 5,719,703 3,922,944 6,703,401
Small/Mid Cap Fund 44,422 72,973 – – 191,684 102,223 236,106 175,196
Small Company Fund 4,421,040 44,750,569 – – 76,999,480 60,032,726 81,420,520 104,783,295
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 869,313 $ 3,794,985 $ 4,664,298
Income Fund 1,241,999 2,058,082 3,300,081
Nebraska Tax-Free Fund 59,151 393,651 452,802

Notes to Financial Statements
March 31, 2023
Annual Report 2023

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2023, the Funds deferred losses to April 1, 2023 as follows:
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the
Funds’ financial statements for the year ended March 31, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. During the period, the Funds did not incur any interest or penalties.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that there were no other events that require adjustments to the financial statements or disclosure in the notes.
Fund
Post
October 31
Capital Loss
Deferral
Small/Mid Cap Fund
$ 178,181

Report of Independent Registered Public Accounting Firm
Annual Report 2023

To the Shareholders and Board of Directors of
Tributary Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Tributary Funds,
Inc. comprising the funds listed below (the “Funds”) as of March 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
March 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2023
Fund Name Statements of
Operations
Statements of Changes
in Net Assets
Financial Highlights
Tributary Short-Intermediate Bond Fund, Tributary
Income Fund, Tributary Nebraska Tax-Free Fund,
Tributary Balanced Fund, and Tributary Small
Company Fund
For the year ended
March 31, 2023
For the years ended
March 31, 2023 and
2022
For the years ended
March 31, 2023,
2022, 2021, 2020
and 2019
Tributary Small/Mid Cap Fund For the year ended
March 31, 2023
For the years ended
March 31, 2023 and
2022
For the years ended
March 31, 2023,
2022, 2021 and
for the period from
August 1, 2019
(commencement of
operations) through
March 31, 2020

Additional Fund Information
March 31, 2023
(Unaudited)
Annual Report 2023

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the
SEC’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Other Federal Income Tax Information
The information reported below is for the year ended March 31, 2023. Foreign tax and qualified dividend information for the calendar year 2023 will be provided on your 2023 Form 1099-DIV.
For the year ended March 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the American
Taxpayer Relief Act of 2012. Complete information for calendar year 2023 will be reported in conjunction with your 2023 Form 1099-DIV.
For the year ended March 31, 2023, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Internal
Revenue Code (“Code”), as qualified dividends:
For the year ended March 31, 2023, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as distributions eligible for the dividends received deduction for corporations:
For the year ended March 31, 2023, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as qualified interest income exempt from U.S. tax for foreign shareholders:
For the year ended March 31, 2023, Small/Mid Cap Fund and Small Company Fund designate 79.47% and 56.35%, respectively, of its income dividends as short-term capital gain dividends exempt from U.S. tax for foreign shareholders and Nebraska Tax-Free Fund designates 94.31% of its income dividend distributed as tax-exempt dividends.
Table of Shareholder Expenses
As a shareholder of the Funds , you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through March
31, 2023.
Qualified Dividend Income
Short-Intermediate Bond Fund 0.45%
Balanced Fund 68.46%
Small/Mid Cap Fund 60.79%
Small Company Fund 94.86%
Dividends Received
Deduction
Short-Intermediate Bond Fund 0.45%
Balanced Fund 66.00%
Small/Mid Cap Fund 61.07%
Small Company Fund 94.27%
Qualified Interest Income
Short-Intermediate Bond Fund 85.30%
Income Fund 89.10%
Nebraska Tax-Free Fund 1.20%
Balanced Fund 52.82%

Additional Fund Information
March 31, 2023
(Unaudited)
Annual Report 2023

Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Additional Fund Information
March 31, 2023
(Unaudited)
Annual Report 2023

Expenses Using Actual Fund Return
Expenses Using Hypothetical 5% Return
Beginning
Account
Value
10/1/22
Ending
Account
Value
3/31/23
Expense
Paid
During
Period*
Expense
Ratio
During
Period*
Beginning
Account
Value
10/1/22
Ending
Account
Value
3/31/23
Expenses
Paid
During
Period*
Expense
Ratio
During
Period*
Short-Intermediate Bond Fund
Institutional Class
$ 1,000.00 $ 1,000.00 $ 2.99 0.60% $ 1,000.00 $ 1,021.94 $ 3.02 0.60%
Institutional Plus Class
1,000.00 1,000.00 2.39 0.48 1,000.00 1,022.54 2.42 0.48
Income Fund
Institutional Class
$ 1,000.00 $ 1,000.00 $ 2.94 0.59% $ 1,000.00 $ 1,021.99 $ 2.97 0.59%
Institutional Plus Class
1,000.00 1,000.00 2.49 0.50 1,000.00 1,022.44 2.52 0.50
Nebraska Tax-Free Fund
Institutional Plus Class
$ 1,000.00 $ 1,000.00 $ 2.19 0.44% $ 1,000.00 $ 1,022.74 $ 2.22 0.44%
Balanced Fund
Institutional Class
$ 1,000.00 $ 1,114.00 $ 5.01 0.95% $ 1,000.00 $ 1,020.19 $ 4.78 0.95%
Institutional Plus Class
1,000.00 1,114.43 4.16 0.79 1,000.00 1,020.99 3.98 0.79
Small/Mid Cap Fund
Institutional Class
$ 1,000.00 $ 1,000.00 $ 4.59 0.92% $ 1,000.00 $ 1,020.34 $ 4.63 0.92%
Institutional Plus Class
1,000.00 1,000.00 4.49 0.90 1,000.00 1,020.44 4.53 0.90
Small Company Fund
Institutional Class
$ 1,000.00 $ 1,000.00 $ 5.78 1.16% $ 1,000.00 $ 1,019.15 $ 5.84 1.16%
Institutional Plus Class
1,000.00 1,000.00 4.74 0.95 1,000.00 1,020.19 4.78 0.95
* Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

Directors and Officers
March 31, 2023
(Unaudited)
Annual Report 2023

Overall, responsibility for management of the Company rests with its Board, which is elected by the shareholders of the Company. The Company is managed by the Directors in accordance with the laws governing corporations in Nebraska. The Board oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise its day-to-day operations.
Information about the Directors and officers of the Company is set forth below. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 1-800-662-4203 or on the Funds’ website www.tributaryfunds.com .
1
The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68197.
2
As defined in the 1940 Act, Mr. Wade is an “interested” Director because he is an officer of First National Bank of Omaha, the parent of the Funds' investment adviser, and an owner of securities issued by First National of Nebraska, Inc., and Ms. Fahrenkrog is an "interested" Director because she is an employee of
Tributary Capital Management, LLC, the Funds' investment adviser, and an officer of First National Bank of Omaha.
3
Robert A. Reed has resigned as Director of the Company and Chairman of the Company’s Corporate Governance and Nominations Committee, effective April
24, 2023. The Corporate Governance and Nominations Committee intends to appoint a replacement Chair at its next regularly scheduled meeting on June 1,
2023.
Name, Address
(1)
, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Number of
Portfolios in Fund
Complex Overseen
by Director
Other Directorships
Held by Director
Interested Directors
Stephen C. Wade
(2)
Age: 57
Indefinite; Since 2016. Senior Vice President - Investment Services, First
National Bank of Omaha (December 2013 to
present).
6 Director, First
National Capital
Markets, Inc.
Director, Chairman of
the Board and President
Brittany A. Fahrenkrog
(2)
Age: 44
Indefinite; Since 2016 Director, Client Services, Tributary Capital
Management, LLC (since May 2010).
6 None.
Director and Senior Vice
President
Independent Directors
Robert A. Reed
(3)
Age: 82
Indefinite; Since 1994 Chairman of the Board, Physicians Mutual Life
Insurance Company (since 2015).
6 None.
Director; Chairman
Corporate Governance
and Nominations
Committee
Gary D. Parker
Age: 77
Indefinite; Since 2005 Retired since 2000. 6 None.
Director; Chairman
Audit Committee
David F. Larrabee
Age: 62
Indefinite; Since 2016 Retired since 2012. 6 None.
Lead Independent Director

Directors and Officers
March 31, 2023
(Unaudited)
Annual Report 2023

1
The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68197.
3
The address for Ms. Shaw and Mr. Tackett is Three Canal Plaza, Portland, ME 04101.
4
The address for Mr. Ruehle is Three Canal Plaza, Suite 100, Portland, ME 04101.
Name, Address
(1)
, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Number of
Portfolios in Fund
Complex Overseen
by Director
Other Directorships
Held by Director
Independent Directors (continued)
Donna M. Walsh
Age: 59
Indefinite; Since 2018 Partner, InterAlpen Partners (since 2022); Industry
Adviser, Panorama Point
Partners (2017-2021).
6 None.
Director
Name, Address, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Officers
Karen Shaw
(3)
Age: 50
Indefinite; Since August 2015 Senior Vice President, Apex Fund Services (since
2019); Senior Vice President, Atlantic Fund
Services (2008-2019).
Treasurer, Principal
Financial Officer
Rodney L. Ruehle
(4)
Age: 55
Indefinite; Since August 2009 Director, Foreside Management Services, LLC
(2008 to present); Chief Compliance Officer of
Praxis Mutual Funds (May 2015 to present);
Chief Compliance Officer of Absolute Shares Trust
(November 2017 to present); Chief Compliance
Officer of Horizons ETF Trust (December 2016
to February 2019); Chief Compliance Officer of
Advisers Investment Trust (July 2011-December
2016 and March 2019 to present).
Chief Compliance and
Anti-Money Laundering
Officer
Zachary Tackett
(3)
Age: 35
Indefinite; Since November
2019
Senior Counsel, Apex Fund Services (since 2019);
Counsel, Atlantic Fund Services (2014-2019).
Secretary

3110-NLD-05/03/2023
TF-ANR-0323
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income
Fund, Nebraska Tax-Free Fund and
Balanced Fund only)
First National Advisers, LLC
14010 FNB Parkway
Omaha, Nebraska 68154
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1) on this Form N-CSR. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors. The audit committee financial expert is Donna Walsh who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $101,500 in 2022 and $93,000 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $1,500 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $21,000 in 2022 and $19,200 in 2023. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2022 and $0 in 2023. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	May 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade President

Date	May 25, 2023

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	May 25, 2023